UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Kenneth L. Greenberg, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31, 2006

Date of reporting period:	September 30, 2006

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper — 33.3%
Adirondack Corp.
$50,000,000	5.32%	11/01/2006	$49,770,944
125,000,000	5.36	11/03/2006	124,385,833
154,500,000	5.33	11/10/2006	153,585,017
75,000,000	5.30	12/07/2006	74,260,208
Altius I Funding Corp.
95,000,000	5.32	11/02/2006	94,550,756
39,000,000	5.30	11/17/2006	38,730,142
115,000,000	5.30	12/07/2006	113,865,653
Amstel Funding Corp.
100,000,000	5.41	10/11/2006	99,849,722
150,000,000	5.40	10/12/2006	149,752,500
75,000,000	5.40	10/16/2006	74,831,250
211,883,000	5.28	12/01/2006	209,987,353
Aspen Funding Corp.
75,000,000	5.28	12/13/2006	74,197,000
70,000,000	5.27	12/14/2006	69,242,425
Atlantis One Funding Corp.
75,000,000	5.28	11/16/2006	74,494,479
Austra Corp.
100,000,000	5.28	10/06/2006	99,926,667
67,540,000	5.28	10/10/2006	67,450,847
75,000,000	5.28	10/12/2006	74,879,000
85,000,000	5.28	10/20/2006	84,763,133
Beta Finance, Inc.
125,300,000	5.40	10/06/2006	125,206,025
CC USA, Inc.
100,000,000	5.40	10/11/2006	99,850,000
75,000,000	5.28	11/28/2006	74,362,604
56,000,000	5.28	11/30/2006	55,507,200
60,000,000	5.30	12/01/2006	59,461,167
145,000,000	5.25	01/29/2007	142,462,500
Charta LLC
208,600,000	5.40	10/05/2006	208,474,840
100,000,000	5.27	12/11/2006	98,960,639
Citibank Credit Card Issuance Trust (Dakota Corp.)
64,000,000	5.37	10/20/2006	63,818,613
112,808,000	5.41	10/20/2006	112,485,902
76,500,000	5.37	11/01/2006	76,146,251
143,450,000	5.28	11/06/2006	142,693,301
175,000,000	5.28	11/13/2006	173,896,333
60,000,000	5.28	11/16/2006	59,595,200
Concord Minutemen Capital Co. LLC
150,000,000	5.40	10/12/2006	149,752,500
103,214,000	5.27	01/19/2007	101,551,968
Curzon Funding LLC
92,000,000	5.28	11/21/2006	91,311,840
75,000,000	5.28	11/30/2006	74,340,000
Davis Square Funding III (Delaware) Corp.
100,000,000	5.39	10/30/2006	99,565,806
Davis Square Funding V (Delaware) Corp.
125,000,000	5.40	11/01/2006	124,418,750
50,000,000	5.30	12/06/2006	49,514,167

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper — (continued)
Davis Square Funding VI (Delaware) Corp.
$135,000,000	5.42%	10/24/2006	$134,532,525
Dorada Finance, Inc.
221,000,000	5.25	01/29/2007	217,132,500
58,000,000	5.25	01/30/2007	56,976,542
Falcon Asset Securitization Corp.
177,972,000	5.27	10/19/2006	177,503,044
Fountain Square Commercial Funding Corp.
60,409,000	5.30	11/14/2006	60,017,684
59,220,000	5.28	11/17/2006	58,811,777
G Street Finance (Delaware) Corp.
160,000,000	5.33	11/10/2006	159,052,444
40,000,000	5.30	12/06/2006	39,611,333
Gemini Securitization Corp.
100,000,000	5.40	10/10/2006	99,865,000
50,000,000	5.40	10/11/2006	49,925,000
50,000,000	5.29	11/09/2006	49,713,458
70,000,000	5.27	12/14/2006	69,242,425
George Street Finance LLC
41,442,000	5.28	12/11/2006	41,010,451
Govco, Inc.
91,000,000	5.28	11/24/2006	90,279,280
Grampian Funding LLC
75,000,000	5.29	11/15/2006	74,504,062
100,000,000	5.29	02/07/2007	98,104,417
KLIO III Funding Corp.
100,251,000	5.29	10/12/2006	100,088,955
60,000,000	5.29	10/13/2006	59,894,200
70,000,000	5.29	10/17/2006	69,835,422
195,798,000	5.29	10/23/2006	195,165,029
Lake Constance Funding Ltd.
63,000,000	5.27	10/12/2006	62,898,553
Landale Funding Ltd.
57,330,000	5.28	11/15/2006	56,951,622
59,500,000	5.28	12/20/2006	58,802,528
202,161,000	5.28	12/20/2006	199,788,978
Legacy Capital Co. LLC
206,305,000	5.27	01/10/2007	203,254,723
101,860,000	5.27	01/17/2007	100,249,593
Lehman Brothers Holdings, Inc.
190,000,000	5.24	05/11/2007	183,860,467
Lexington Parker Capital Corp.
50,692,000	5.28	11/14/2006	50,364,868
Liberty Street Funding Corp.
45,000,000	5.27	10/10/2006	44,940,713
Mane Funding Corp.
37,410,000	5.39	10/13/2006	37,342,787
100,950,000	5.28	11/16/2006	100,268,924
100,000,000	5.28	11/20/2006	99,266,667
75,000,000	5.28	11/21/2006	74,439,000
50,000,000	5.27	12/11/2006	49,480,319
Monument Gardens Funding
145,000,000	5.28	10/23/2006	144,532,133

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper — (continued)
Monument Gardens Funding — (continued)
$120,000,000	5.29%	11/08/2006	$119,329,933
100,000,000	5.28	12/15/2006	98,900,000
39,000,000	5.29	12/20/2006	38,541,533
75,411,000	5.29	12/21/2006	74,513,421
Newport Funding Corp.
75,000,000	5.28	11/27/2006	74,373,000
60,000,000	5.27	12/13/2006	59,359,425
Nieuw Amsterdam Receivables Corp.
73,080,000	5.27	10/03/2006	73,058,604
30,157,000	5.28	11/01/2006	30,019,886
64,521,000	5.27	12/15/2006	63,812,613
Scaldis Capital LLC
90,000,000	5.39	10/25/2006	89,676,600
140,000,000	5.28	11/27/2006	138,830,708
Sierra Madre Funding Ltd.
100,000,000	5.30	10/26/2006	99,631,944
Simba Funding Corp.
150,000,000	5.28	11/21/2006	148,878,000
Solitaire Funding LLC
150,000,000	5.28	11/27/2006	148,746,000
60,000,000	5.26	02/27/2007	58,693,767
Thames Asset Global Securitization
54,477,000	5.28	11/20/2006	54,077,502
Three Pillars Funding LLC
65,352,000	5.39	10/16/2006	65,205,230
Thunder Bay Funding, Inc.
32,050,000	5.26	12/26/2006	31,647,274
Ticonderoga Funding LLC
156,172,000	5.33	10/30/2006	155,501,458
Tulip Funding Corp.
50,000,000	5.28	10/02/2006	49,992,667
85,000,000	5.28	10/11/2006	84,875,333
United Parcel Service, Inc.
45,000,000	5.21	07/31/2007	43,026,713
Variable Funding Capital Corp.
100,000,000	5.27	10/19/2006	99,736,500

Total Commercial Paper			$9,180,034,069
Bank Notes — 1.6%
Bank of America Corp.
$200,000,000	5.65%	06/25/2007	$200,000,000
National City Bank
134,000,000	4.79	01/16/2007	134,000,000
100,000,000	5.06	02/26/2007	100,000,000

Total Bank Notes			$434,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Certificates of Deposit — 7.8%
Bank of New York
$175,000,000	4.76%	12/05/2006	$175,000,000
170,000,000	5.32	04/30/2007	170,000,000
Citibank, N.A.
240,000,000	5.35	11/22/2006	240,000,000
National City Bank
250,000,000	5.17	03/30/2007	250,000,000
Suntrust Bank
245,000,000	4.73	11/27/2006	245,000,000
Wells Fargo Bank
250,000,000	4.80	12/27/2006	250,000,000
272,000,000	4.74	01/10/2007	272,000,000
98,000,000	4.78	01/24/2007	97,990,853
198,000,000	5.06	02/26/2007	198,000,000
147,000,000	5.60	07/19/2007	147,000,000
105,000,000	5.50	08/07/2007	105,000,000

Total Certificates of Deposit			$2,149,990,853

Master Demand Note — 1.3%
Bank of America Securities LLC
$365,000,000	5.45%	10/27/2006	$365,000,000

Medium Term Note — 1.1%
Wal-Mart Stores, Inc.
$285,000,000	5.50%	07/16/2007	$285,144,847

U.S. Government Agency Obligation — 1.1%
Federal Home Loan Bank
$300,000,000	5.55%	08/08/2007	$299,948,877

Variable Rate Obligations(a) — 27.6%
Allstate Life Global Funding II
$50,000,000	5.37%	10/16/2006	$50,000,000
70,000,000	5.42	10/16/2006	70,000,000
50,000,000	5.32	10/27/2006	50,000,000
American Express Bank FSB
100,000,000	5.29	10/10/2006	100,000,000
American Express Centurion Bank
100,000,000	5.30	10/05/2006	100,000,000
125,000,000	5.29	10/10/2006	125,000,000
23,500,000	5.33	10/18/2006	23,507,172
60,000,000	5.30	10/23/2006	60,000,000
100,000,000	5.29	10/26/2006	100,000,000
American Express Credit Corp.
70,000,000	5.43	10/05/2006	70,000,000
100,000,000	5.29	10/10/2006	100,000,000
25,000,000	5.31	10/12/2006	25,001,582
Bank of America Corp.
250,000,000	5.28	10/23/2006	250,000,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
Bank of America NA
$200,000,000	5.29%	10/02/2006	$200,000,000
Crown Point Capital Co. LLC
100,000,000	5.28	10/05/2006	99,994,125
230,000,000	5.34	12/08/2006	229,979,914
Eli Lilly Services, Inc.
75,000,000	5.32	10/02/2006	75,000,000
Fairway Finance Corp.
100,000,000	5.28	10/13/2006	99,999,686
Fifth Third Bank
411,280,000	5.27	10/06/2006	411,274,533
Florida Hurricane Catastrophe Fund
200,000,000	5.34	10/16/2006	200,000,000
General Electric Capital Corp.
225,000,000	5.56	10/05/2006	225,067,521
156,000,000	5.46	10/10/2006	156,000,000
215,000,000	5.29	10/24/2006	215,000,000
150,000,000	5.33	11/01/2006	150,000,000
Hartford Life Insurance Co.(b)
100,000,000	5.46	10/02/2006	100,000,000
JPMorgan Chase & Co
100,000,000	5.30	10/02/2006	100,000,000
Lehman Brothers Holdings, Inc.
145,000,000	5.49	11/20/2006	145,129,217
120,000,000	5.37	11/27/2006	120,000,000
Lexington Parker Capital Corp.
100,000,000	5.46	10/10/2006	99,997,957
Merrill Lynch & Co., Inc.
145,000,000	5.39	10/04/2006	145,003,592
50,000,000	5.63	10/10/2006	50,055,073
145,000,000	5.58	10/11/2006	145,037,682
100,000,000	5.34	10/16/2006	100,000,000
91,300,000	5.55	10/19/2006	91,303,693
8,405,000	5.66	10/27/2006	8,406,150
60,000,000	5.37	11/29/2006	60,000,000
Metropolitan Life Global Funding I
85,000,000	5.42	10/30/2006	85,000,000
Monumental Life Insurance Co.(b)
120,000,000	5.48	10/02/2006	120,000,000
55,000,000	5.50	12/29/2006	55,000,000
Morgan Stanley
440,000,000	5.43	10/02/2006	440,000,000
25,000,000	5.39	10/04/2006	25,000,000
151,042,000	5.64	10/12/2006	151,107,468
150,000,000	5.40	10/29/2006	150,000,000
National City Bank of Indiana
55,000,000	5.46	10/04/2006	54,999,823
New York Life Insurance Co.
250,000,000	5.51	11/01/2006	250,000,000
75,000,000	5.57 (b)	11/01/2006	75,000,000
Newport Funding Corp.
200,000,000	5.29	11/03/2006	200,000,000
Pacific Life Global Funding
100,000,000	5.38	10/04/2006	100,000,000
Pacific Life Insurance Co.
50,000,000	5.38	10/13/2006	50,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
State Street Bank & Trust Co.
$44,500,000	5.40%	11/22/2006	$44,501,791
100,000,000	5.39	12/01/2006	100,005,384
Suntrust Bank
245,000,000	5.28	10/02/2006	245,000,000
195,000,000	5.28	10/10/2006	194,993,162
Travelers Insurance Co.(b)
150,000,000	5.56	10/27/2006	150,000,000
Union Hamilton Special Funding LLC
155,000,000	5.36	12/28/2006	155,000,000
US Bank, NA
133,000,000	5.45	10/25/2006	132,996,428
Wachovia Asset Securitization, Inc.(b)
149,351,809	5.32	10/25/2006	149,351,809
Wachovia Bank NA
125,000,000	5.28	10/04/2006	125,000,000
197,500,000	5.37	12/04/2006	197,503,321

Total Variable Rate Obligations			$7,601,217,083
Time Deposit — 1.8%
Branch Banking & Trust Co.
$500,000,000	5.41%	10/02/2006	$500,000,000

Total Investments Before Repurchase Agreement			$20,815,335,729
Repurchase Agreements — Unaffiliated Issuers(c) — 22.9%
Citigroup Global Markets, Inc.
$310,000,000	5.43%	10/02/2006	$310,000,000
Maturity Value: $310,140,275
Citigroup Global Markets, Inc.
310,000,000	5.47	10/02/2006	310,000,000
Maturity Value: $310,141,308

Repurchase agreements issued by Citigroup Global Markets, Inc. are collateralized by various corporate issues, 0.00% to 5.64%, due 11/26/2007 to 11/05/2046. The aggregate market value of the collateral, including accrued interest, was $642,179,534.

Joint Repurchase Agreement Account I
111,500,000	5.00	10/02/2006	111,500,000
Maturity Value: $111,546,430
Joint Repurchase Agreement Account II
4,920,000,000	5.37	10/02/2006	4,920,000,000
Maturity Value: $4,922,200,974
Lehman Brothers Holdings, Inc.
25,000,000	4.95	10/02/2006	25,000,000
Maturity Value: $25,010,313
Collateralized by U.S. Treasury Notes, 5.13%, due 06/30/2008. The market value of the collateral, including accrued interest, was $25,497,462.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements — Unaffiliated Issuers — (continued)
UBS Securities LLC
$17,100,000	4.95%	10/02/2006	$17,100,000
Maturity Value: $17,107,054
Collateralized by U.S. Treasury Notes, 5.13%, due 06/30/2011. The market value of the collateral, including accrued interest, was $17,430,249.
UBS Securities LLC
250,000,000	5.37	10/02/2006	250,000,000
Maturity Value: $250,111,875

Collateralized by Federal Home Loan Mortgage Corp., 4.00% to 8.0%, due 06/01/2013 to 09/01/2036 and Federal National Mortgage Association, 5.00% to 6.50%, due 06/01/2021 to 09/01/2036. The aggregate market value of the collateral, including accrued interest, was $255,000,780.

Wachovia Capital Markets
350,000,000	5.45	10/02/2006	350,000,000
Maturity Value: $350,158,958
Collateralized by various corporate issues, 0.00% to 9.30%, due 10/01/2009 to 01/15/2045. The aggregate market value of the collateral, including accrued interest, was $358,454,991.

Total Repurchase Agreements — Unaffiliated Issuers			$6,293,600,000
Repurchase Agreements — Affiliated Issuers(c) — 1.4%
Goldman, Sachs & Co.
$99,300,000	5.32%	10/02/2006	$99,300,000
Maturity Value: $99,344,023
Collateralized by Federal National Mortgage Association 4.00% to 5.50%, due 05/01/2034 to 02/01/2035. The aggregate market value of the collateral, including accrued interest, was $102,278,999.
Goldman, Sachs & Co.
300,000,000	5.37	10/02/2006	300,000,000
Maturity Value: $300,134,250
Collateralized by Federal National Mortgage Association 4.00% to 6.50%, due 09/01/2021 to 07/01/2036. The aggregate market value of the collateral, including accrued interest, was $308,999,993.

Total Repurchase Agreements — Affiliated Issuers			$399,300,000

Total Investments — 99.9%			$27,508,235,729

Other Assets in Excess of Liabilities — 0.1%			30,231,449

Net Assets — 100.0%			$27,538,467,178

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either U.S. Treasury Bill, London Interbank Offering Rate, or Prime lending rate.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2006, these securities amounted to $649,351,809 or approximately 2.4% of net assets.

(c) Joint repurchase agreements was entered into on September 29, 2006. Additional information on the Joint Repurchase Agreement Accounts I & II appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper — 31.3%
Adirondack Corp.
$70,000,000	5.36%	11/03/2006	$69,656,067
50,000,000	5.33	11/10/2006	49,703,889
40,000,000	5.30	12/07/2006	39,605,444
Altius I Funding Corp.
30,000,000	5.32	11/02/2006	29,858,133
Amstel Funding Corp.
78,969,000	5.40	10/10/2006	78,862,392
59,197,000	5.41	10/11/2006	59,108,040
75,000,000	5.40	10/12/2006	74,876,250
46,806,000	5.40	10/16/2006	46,700,687
30,000,000	5.28	11/21/2006	29,775,600
75,000,000	5.28	12/01/2006	74,329,000
Aspen Funding Corp.
50,000,000	5.28	12/13/2006	49,464,667
50,000,000	5.27	12/14/2006	49,458,875
Atlantis One Funding Corp.
40,000,000	5.28	11/16/2006	39,730,389
Austra Corp.
70,800,000	5.28	10/06/2006	70,748,080
66,800,000	5.28	10/12/2006	66,692,229
CC USA, Inc.
80,000,000	5.40	10/10/2006	79,892,000
33,000,000	5.40	10/12/2006	32,945,550
34,000,000	5.28	11/28/2006	33,711,047
Charta LLC
100,000,000	5.40	10/06/2006	99,925,000
Citibank Credit Card Issuance Trust (Dakota Corp.)
60,000,000	5.41	10/16/2006	59,864,750
85,000,000	5.28	11/13/2006	84,463,933
109,000,000	5.28	11/16/2006	108,264,613
Compass Securitization LLC
64,590,000	5.28	10/20/2006	64,410,009
Concord Minutemen Capital Co. LLC
50,000,000	5.28	11/16/2006	49,662,667
Crown Point Capital Co. LLC
73,812,000	5.29	11/08/2006	73,399,842
Curzon Funding LLC
40,000,000	5.28	11/21/2006	39,700,800
50,000,000	5.28	11/30/2006	49,560,000
Davis Square Funding III (Delaware) Corp.
61,822,000	5.39	10/30/2006	61,553,572
35,000,000	5.32	11/02/2006	34,834,489
Davis Square Funding V (Delaware) Corp.
70,000,000	5.40	11/01/2006	69,674,500
25,800,000	5.30	12/06/2006	25,549,310
Davis Square Funding VI (Delaware) Corp.
70,000,000	5.42	10/24/2006	69,757,606
45,000,000	5.30	12/06/2006	44,562,750
Falcon Asset Securitization Corp.
100,000,000	5.27	10/19/2006	99,736,500
G Street Finance (Delaware) Corp.
75,000,000	5.33	11/10/2006	74,555,833

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper — (continued)
Gemini Securitization Corp.
$30,000,000	5.27%	12/14/2006	$29,675,325
German Residential Funding
117,892,000	5.29	10/23/2006	117,510,881
Govco, Inc.
50,000,000	5.28	11/24/2006	49,604,000
Grampian Funding LLC
50,000,000	5.29	02/07/2007	49,052,208
HSH Nordbank AG
149,855,000	5.27	12/15/2006	148,209,717
ING Bank NV
29,150,000	5.28	11/14/2006	28,962,064
75,000,000	5.27	11/16/2006	74,494,958
55,000,000	5.27	12/07/2006	54,460,557
26,500,000	5.27	12/12/2006	26,220,690
20,000,000	5.27	12/18/2006	19,771,633
Irish Life & Permanent PLC
57,100,000	5.39	10/04/2006	57,074,353
77,000,000	5.30	11/10/2006	76,546,556
43,462,000	5.28	11/15/2006	43,175,151
Ivory Funding Corp.
36,507,000	5.40	10/27/2006	36,364,623
KLIO II Funding Corp.
75,221,000	5.29	10/10/2006	75,121,520
33,607,000	5.28	10/19/2006	33,518,278
55,088,000	5.29	10/23/2006	54,909,913
KLIO III Funding Corp.
40,325,000	5.29	10/13/2006	40,253,894
30,370,000	5.29	10/17/2006	30,298,597
Lake Constance Funding Ltd.
22,500,000	5.41	10/10/2006	22,469,569
40,000,000	5.27	12/14/2006	39,566,689
Legacy Capital Co. LLC
101,802,000	5.27	01/12/2007	100,267,024
Mane Funding Corp.
75,600,000	5.40	10/24/2006	75,339,180
20,713,000	5.28	11/21/2006	20,558,067
Monument Gardens Funding
15,000,000	5.30	11/21/2006	14,887,375
50,000,000	5.28	12/15/2006	49,450,000
77,642,000	5.29	12/20/2006	76,729,275
Nationwide Building Society
100,000,000	5.27	01/11/2007	98,506,833
36,600,000	5.27	01/19/2007	36,010,638
40,000,000	5.29	02/15/2007	39,194,745
Newport Funding Corp.
25,000,000	5.28	11/27/2006	24,791,000
50,000,000	5.28	11/28/2006	49,574,667
40,000,000	5.27	12/13/2006	39,572,950
Nieuw Amsterdam Receivables Corp.
29,475,000	5.27	10/02/2006	29,470,685
Nordeutsche Landesbank Luxembourg
35,000,000	5.28	11/20/2006	34,743,333
25,000,000	5.28	11/21/2006	24,813,000
130,000,000	5.27	12/13/2006	128,610,770

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper — (continued)
North Sea Funding LLC
$52,102,000	5.28%	12/01/2006	$51,635,861
RWE Aktiengesellschaft
30,000,000	5.28	12/04/2006	29,718,400
110,000,000	5.28	12/05/2006	108,951,333
Scaldis Capital LLC
64,000,000	5.40	10/16/2006	63,856,000
50,000,000	5.39	10/25/2006	49,820,333
60,000,000	5.28	11/27/2006	59,498,875
Sierra Madre Funding Ltd.
100,000,000	5.30	10/26/2006	99,631,944
Simba Funding Corp.
45,000,000	5.28	11/21/2006	44,663,400
Solitaire Funding LLC
30,000,000	5.26	02/27/2007	29,346,883
Swedbank AB
52,800,000	5.28	11/15/2006	52,451,850
200,000,000	5.27	12/04/2006	198,126,222
Thames Asset Global Securitization
12,414,000	5.28	11/20/2006	12,322,964
Unicredit Delaware, Inc.
35,000,000	5.28	11/17/2006	34,758,733
Variable Funding Capital Corp.
100,000,000	5.27	10/19/2006	99,736,500

Total Commercial Paper			$4,968,894,529
Certificates of Deposit — Eurodollar — 2.9%
Alliance & Leicester PLC
$83,000,000	4.74%	01/09/2007	$82,997,800
22,000,000	4.75	01/10/2007	22,000,000
20,000,000	5.21	03/30/2007	20,000,475
Societe Generale
83,000,000	4.75	12/04/2006	83,000,000
80,000,000	5.20	03/30/2007	80,000,000
90,000,000	5.33	04/27/2007	90,000,000
75,000,000	5.51	08/03/2007	75,003,019

Total Certificates of Deposit — Eurodollar			$453,001,294
Certificates of Deposit — Yankeedollar — 9.8%
Barclays Bank PLC
$75,000,000	4.77%	12/05/2006	$75,000,000
Calyon
125,000,000	5.40	06/04/2007	125,000,000
Credit Suisse First Boston, Inc.
60,000,000	4.80	01/12/2007	60,000,000
30,000,000	5.21	03/29/2007	30,000,000
75,000,000	5.62	07/18/2007	75,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Certificates of Deposit — Yankeedollar — (continued)
DePfa Bank Europe PLC
$280,000,000	5.36%	01/16/2007	$280,000,000
Deutsche Bank AG
100,000,000	4.80	01/29/2007	100,000,000
70,000,000	5.09	02/27/2007	70,000,000
HBOS Treasury Services PLC
85,000,000	4.82	12/27/2006	85,000,000
Natexis Banques Populaires
33,000,000	5.04	02/14/2007	32,992,797
Norinchukin Bank NY
100,000,000	5.49	10/13/2006	100,000,000
50,000,000	5.37	11/17/2006	50,000,000
90,000,000	5.37	11/22/2006	90,000,000
200,000,000	5.36	12/20/2006	200,007,033
75,000,000	5.37	12/21/2006	75,004,203
55,000,000	5.39	01/19/2007	55,000,000
Westpac Banking Corp.
45,000,000	5.49	08/03/2007	44,993,023

Total Certificates of Deposit — Yankeedollar			$1,547,997,056

Master Demand Note — 0.8%
Bank of America Securities LLC
$125,000,000	5.45%	10/27/2006	$125,000,000

Medium-Term Note — 0.6%
Wal-Mart Stores, Inc.
$100,000,000	5.50%	07/16/2007	$100,050,824

U.S. Government Agency Obligation — 0.9%
Sovereign
Federal Home Loan Bank
$150,000,000	5.55%	08/08/2007	$149,974,438
Variable Rate Obligations(a) — 21.7%
Allstate Life Global Funding II
$30,000,000	5.42%	10/16/2006	$30,000,000
American Express Bank FSB
39,000,000	5.29	10/26/2006	38,998,429
American Express Centurion Bank
50,000,000	5.30	10/05/2006	50,000,000
American Express Credit Corp.
74,000,000	5.43	10/05/2006	74,000,000
Australia and New Zealand Banking Group Ltd.
32,000,000	5.33	10/23/2006	32,000,000
Bank of Ireland
100,000,000	5.30	10/20/2006	100,000,000
Bank of Nova Scotia
225,000,000	5.27	10/23/2006	224,959,208

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
Barclays Bank PLC
$70,000,000	5.28%	10/04/2006	$69,992,996
40,000,000	5.27	10/23/2006	39,995,490
145,000,000	5.27	10/27/2006	144,991,141
Caja Madrid
70,000,000	5.37	01/19/2007	70,000,000
Canadian Imperial Bank of Commerce
101,000,000	5.57	10/02/2006	101,044,980
Commonwealth Bank of Australia
16,000,000	5.33	10/24/2006	16,000,000
Credit Agricole SA
75,000,000	5.48	10/23/2006	75,000,000
Credit Suisse First Boston, Inc.
85,000,000	5.47	10/12/2006	84,991,823
145,000,000	5.38	11/20/2006	145,000,000
Crown Point Capital Co. LLC
60,000,000	5.34	12/08/2006	59,994,762
DePfa Bank Europe PLC
50,000,000	5.43	12/15/2006	50,000,000
Gemini Securitization Corp.
68,000,000	5.29	10/03/2006	68,000,000
General Electric Capital Corp.
75,000,000	5.46	10/10/2006	75,000,000
Greenwich Capital Funding Corp.
100,000,000	5.29	10/11/2006	100,000,000
HBOS Treasury Services PLC
125,000,000	5.30	10/10/2006	125,000,000
100,000,000	5.46	11/20/2006	100,025,026
Lehman Brothers Holdings, Inc.
50,000,000	5.37	11/27/2006	50,000,000
Lexington Parker Capital Corp.
50,000,000	5.46	10/10/2006	49,998,978
Metropolitan Life Global Funding I
40,000,000	5.42	10/16/2006	40,000,000
Monumental Life Insurance Co.(b)
80,000,000	5.48	10/02/2006	80,000,000
Morgan Stanley
80,000,000	5.43	10/02/2006	80,000,000
25,000,000	5.39	10/04/2006	25,000,000
Natexis Banques Populaires
90,000,000	5.31	10/02/2006	90,000,000
25,000,000	5.31	10/16/2006	25,000,000
National Australia Bank Ltd.
160,000,000	5.30	10/10/2006	160,000,000
Nationwide Building Society
146,700,000	5.51	12/11/2006	146,740,931
50,000,000	5.42	12/28/2006	50,000,000
New York Life Insurance Co.(b)
100,000,000	5.51	11/01/2006	100,000,000
65,000,000	5.57	11/01/2006	65,000,000
Royal Bank of Scotland Group PLC
119,000,000	5.28	10/19/2006	118,997,175
50,000,000	5.27	10/23/2006	49,995,306
Skandinaviska Enskilda Banken AB
70,000,000	5.29	10/04/2006	69,995,711
140,000,000	5.33	10/11/2006	140,000,000
Societe Generale
85,000,000	5.30	10/02/2006	85,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
Swedbank AB
$50,000,000	5.35%	12/15/2006	$49,990,665
Union Hamilton Special Funding LLC
90,000,000	5.39	12/21/2006	90,000,000
Westpac Banking Corp.
2,250,000	5.43	12/11/2006	2,250,000

Total Variable Rate Obligations			$3,442,962,621
Time Deposits — 7.7%
Calyon Grand Cayman
$300,000,000	5.40%	10/02/2006	$300,000,000
Deutsche Bank AG
300,000,000	5.44	10/02/2006	300,000,000
ING Bank
400,000,000	5.36	10/02/2006	400,000,000
M&I Marshall & Ilsley Bank
220,000,000	5.28	10/02/2006	220,000,000

Total Time Deposits			$1,220,000,000

Total Investments Before Repurchase Agreement			$12,007,880,762
Repurchase Agreements — Unaffiliated Issuers(c) — 22.5%
Barclays Bank PLC
$30,000,000	5.45%	10/02/2006	$30,000,000
Maturity Value: $30,013,625

Collateralized by Federal National Mortgage Association, 4.15% to 5.00%, due 02/25/2008 to 03/10/2016 and Federal Home Loan Bank, 4.20%, due 06/26/2013. The aggregate market value of the collateral, including accrued interest, was $30,600,161.

Citigroup Global Markets, Inc.
110,000,000	5.43	10/02/2006	110,000,000
Maturity Value: $110,049,775
Citigroup Global Markets, Inc.
110,000,000	5.47	10/02/2006	110,000,000
Maturity Value: $110,050,142

Repurchase agreements issued by Citigroup Global Markets, Inc. are collateralized by various corporate issues, 0.00% to 5.73%, due 03/26/2008 to 11/05/2046. The aggregate market value of the collateral, including accrued interest, was $226,139,214.

Joint Repurchase Agreement Account I
96,400,000	5.00	10/02/2006	96,400,000
Maturity Value: $96,440,147
Joint Repurchase Agreement Account II
2,800,000,000	5.37	10/02/2006	2,800,000,000
Maturity Value: $2,801,252,587
Lehman Brothers Holdings, Inc.
25,000,000	4.95	10/02/2006	25,000,000
Maturity Value: $25,010,313
Collateralized by U.S. Treasury Note, 5.13%, due 06/30/2008. The market value of the collateral, including accrued interest, was $25,497,462.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements — Unaffiliated Issuers — (continued)
UBS Securities LLC
$4,100,000	4.95%	10/02/2006	$4,100,000
Maturity Value: $4,101,691
Collateralized by a U.S. Treasury Note, 5.13%, due 03/30/2011. The market value of the collateral, including accrued interest, was $4,180,362.
UBS Securities LLC
250,000,000	5.37	10/02/2006	250,000,000
Maturity Value: $250,111,875

Collateralized by Federal Home Loan Mortgage Corp., 4.50% to 8.00%, due 05/01/2019 to 09/01/2030 and Federal National Mortgage Association, 5.00% to 7.50%, due 09/01/2011 to 07/01/2036. The aggregate market value of the collateral, including accrued interest, was $254,789,083.

Wachovia Capital Markets
140,000,000	5.45	10/02/2006	140,000,000
Maturity Value: $350,158,958
Collateralized by various corporate issues, 0.00% to 9.30%, due 10/01/2009 to 01/15/2045. The aggregate market value of the collateral, including accrued interest, was $147,000,000.

Total Repurchase Agreements — Unaffiliated Issuers			$3,565,500,000
Repurchase Agreements — Affiliated Issuers(c) — 1.7%
Goldman, Sachs & Co.
$75,000,000	5.32%	10/02/2006	$75,000,000
Maturity Value: $75,033,250
Collateralized by Federal National Mortgage Association, 5.50% to 7.00%, due 04/01/2021 to 01/01/2026. The aggregate market value of the collateral, including accrued interest, was $77,249,998.
Goldman, Sachs & Co.
200,000,000	5.37	10/02/2006	200,000,000
Maturity Value: $200,089,500
Collateralized by Federal National Mortgage Association 4.00% to 6.50%, due 09/01/2021 to 07/01/2036. The aggregate market value of the collateral, including accrued interest, was $200,089,500.

Total Repurchase Agreements — Affiliated Issuers			$275,000,000

Total Investments — 99.9%			$15,848,380,762

Other Assets in Excess of Liabilities — 0.1%			21,514,434

Net Assets — 100.0%			$15,869,895,196

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security is based on the London Interbank Offering Rate rate.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2006, these securities amounted to $145,000,000 or approximately 0.9% of net assets.

(c) Unless noted, all repurchase agreements were entered into on September 29, 2006. Additional information on Joint Repurchase Agreement Accounts I & II appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements — Unaffiliated Issuers(a) — 100.1%
Bank of America Securities LLC
$174,000,000	5.19%	04/24/2007	$174,000,000
Maturity Value: $183,156,025
Dated: 04/24/2006

Collateralized by U.S. Treasury Notes, 0.88% to 3.88%, due 01/15/2007 to 07/15/2016 and U.S. Treasury STRIPS, 0.00% to 4.88%, due 11/15/2006 to 08/15/2016. The aggregate market value of the collateral, including accrued interest, was $177,480,809.

Bank of America Securities LLC
62,500,000	5.27	09/18/2007	62,500,000
Maturity Value: $65,839,497
Dated: 09/18/2006
Collateralized by U.S. Treasury STRIPS, 0.00% to 2.00%, due 08/15/2012 to 08/15/2015. The aggregate market value of the collateral, including accrued interest, was $63,750,347.
Joint Repurchase Agreement Account I
4,427,500,000	5.00	10/02/2006	4,427,500,000
Maturity Value: $4,429,344,792
Lehman Brothers Holdings, Inc.
75,000,000	4.95	10/02/2006	75,000,000
Maturity Value: $75,030,938
Collateralized by U.S. Treasury Note, 3.63% to 3.88%, due 06/15/2010 to 07/15/2010. The aggregate market value of the collateral, including accrued interest, was $76,455,584.
Morgan Stanley
900,000,000	4.90	10/02/2006	900,000,000
Maturity Value: $900,367,500
Collateralized by U.S. Treasury Note, 0.88%, due 04/15/2010. The market value of the collateral, including accrued interest, was $918,002,702.
UBS Securities LLC
450,000,000	4.85	10/02/2006	450,000,000
Maturity Value: $450,181,875

Collateralized by U.S. Treasury Bill, 0.00%, due 03/01/2007; U.S. Treasury Bond, 13.25%, due 05/15/2014; U.S. Treasury Notes, 2.63% to 4.00%, due 05/15/2007 to 05/15/2014. The market value, including accrued interest, was $458,823,997.

UBS Securities LLC
61,000,000	5.32	08/13/2007	61,000,000
Maturity Value: $64,263,229
Dated: 08/16/2006
Collateralized by U.S. Treasury Note, 5.13%, due 06/30/2008 and U.S. Treasury Bond, 11.75%, due 01/15/2014. The aggregate market value of the collateral, including accrued interest, was $62,198,084.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements — Unaffiliated Issuers — (continued)
UBS Securities LLC
$58,000,000	5.38%	08/14/2007	$58,000,000
Maturity Value: $61,155,071
Dated: 08/15/2006
Collateralized by U.S. Treasury Notes, 4.88% to 14.00%, due 05/31/2008 to 01/15/2014. The aggregate market value of the collateral, including accrued interest, was $59,155,908.
UBS Securities LLC
82,000,000	4.82	02/05/2007	82,000,000
Maturity Value: $85,963,379
Dated: 02/09/2006
Collateralized by U.S. Treasury Notes, 3.00% to 4.00%, due 02/15/2008 to 03/15/2010. The aggregate market value of the collateral, including accrued interest, was $83,625,879.
UBS Securities LLC
121,200,000	4.95	10/02/2006	121,200,000
Maturity Value: $121,249,995

Collateralized by U.S. Treasury Notes, 3.25% to 4.75%, due 06/30/2007 to 02/15/2015 and U.S. Treasury STRIPS, 1.63% to 3.38%, due 11/15/2011 to 0/15/2015. The aggregate market value of the collateral, including accrued interest, was $123,628,230.

UBS Securities LLC
85,000,000	5.08	03/26/2007	85,000,000
Maturity Value: $89,341,989
Dated: 03/29/2006
Collateralized by U.S. Treasury Notes, 2.50% to 3.13%, due 10/31/2006 to 04/15/2009. The aggregate market value of the collateral, including accrued interest, was $86,701,017.

Total Repurchase Agreements — Unaffiliated Issuers			$6,496,200,000

Total Investments — 100.1%			$6,496,200,000

Liabilities in Excess of Other Assets — (0.1)%			(9,581,043)

Net Assets — 100.0%			$6,486,618,957

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Unless noted, all repurchase agreements were entered into on September 29, 2006. Additional information on Joint Repurchase Agreement I appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 100.3%
United States Treasury Bills
$101,200,000	4.66%	10/05/2006	$101,147,601
455,000,000	4.72	10/05/2006	454,761,630
227,100,000	4.75	10/05/2006	226,980,268
97,200,000	4.65	10/12/2006	97,061,895
42,000,000	4.64	10/19/2006	41,902,560
180,000,000	4.60	11/24/2006	178,758,000
710,000,000	4.79	12/21/2006	702,355,962
570,600,000	4.79	12/21/2006	564,450,358
350,000,000	4.81	12/21/2006	346,216,063
130,000,000	4.82	12/21/2006	128,591,613
31,200,000	4.74	12/28/2006	30,838,496
100,000,000	4.75	12/28/2006	98,840,111
9,700,000	4.76	12/28/2006	9,587,135

Total U.S. Treasury Obligations			$2,981,491,692

Total Investments — 100.3%			$2,981,491,692

Liabilities in Excess of Other Assets — (0.3)%			(10,388,637)

Net Assets — 100.0%			$2,971,103,055

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent the annualized yield on date of purchase for discounted securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 15.8%
Federal Farm Credit Bank(a)
$5,000,000	5.26%		10/13/2006	$4,999,872
Federal Home Loan Bank
40,000,000	5.25	(a)	12/29/2006	39,994,999
39,000,000	5.34	(a)	10/09/2006	38,992,753
85,000,000	5.55		08/08/2007	84,985,515
Federal Home Loan Mortgage Corp.
122,000,000	5.25	(a)	12/22/2006	121,969,894
164,000,000	5.24	(a)	12/27/2006	163,982,033
40,000,000	3.75		03/15/2007	39,759,643
15,000,000	4.50		04/18/2007	14,941,027
Federal National Mortgage Association
58,000,000	5.26	(a)	12/02/2006	57,992,297
122,000,000	5.25	(a)	12/21/2006	121,965,744
42,000,000	3.55		01/12/2007	41,844,226
33,600,000	4.00		02/28/2007	33,466,555
9,590,000	5.25		04/15/2007	9,588,960

Total Investments Before Repurchase Agreement				$774,483,518
Repurchase Agreements — Unaffiliated Issuers(b) — 83.2%
Barclays Bank PLC
$70,000,000	5.45%		10/02/2006	$70,000,000
Maturity Value: $70,031,792

Collateralized by Federal National Mortgage Association, 4.15% to 5.00%, due 02/25/2008 to 03/10/2016 and Federal Home Loan Bank, 4.20%, due 06/26/2013. The aggregate market value of the collateral, including accrued interest, was $72,099,997.

Deutsche Bank Securities, Inc.
100,000,000	5.39		10/25/2006	100,000,000
Maturity Value: $101,332,528
Dated: 07/28/2006
Deutsche Bank Securities, Inc.
100,000,000	5.32		11/15/2006	100,000,000
Maturity Value: $101,344,778
Dated: 08/16/2006
Deutsche Bank Securities, Inc.
100,000,000	5.33		11/15/2006	100,000,000
Maturity Value: $101,362,111
Dated: 08/15/2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements — Unaffiliated Issuers — (continued)
Deutsche Bank Securities, Inc.
$150,000,000	5.31%	11/21/2006	$150,000,000
Maturity Value: $151,991,250
Dated: 08/23/2006
Deutsche Bank Securities, Inc.
235,000,000	5.32	11/27/2006	235,000,000
Maturity Value: $238,125,500
Dated: 08/29/2006
Deutsche Bank Securities, Inc.
70,000,000	5.56	07/17/2007	70,000,000
Maturity Value: $73,946,056
Dated: 07/17/2006

Repurchase agreements issued by Deutsche Bank Securities, Inc. are collateralized by Federal National Mortgage Association, 4.50% to 7.00%, due 02/01/2020 to 09/01/2036. The aggregate market value of the collateral, including accrued interest, was $777,649,980.

Joint Repurchase Agreement Account I
29,100,000	5.00	10/02/2006	29,100,000
Maturity Value: $29,112,118
Joint Repurchase Agreement Account II
2,734,000,000	5.37	10/02/2006	2,734,000,000
Maturity Value: $2,735,223,009
Lehman Brothers Holdings, Inc.
50,000,000	4.95	10/02/2006	50,000,000
Maturity Value: $50,020,625
Collateralized by U.S. Treasury Note, 5.13%, due 06/30/2011. The market value of the collateral, including accrued interest, was $50,996,278.
Merrill Lynch & Co., Inc.
210,000,000	5.42	10/16/2006	210,000,000
Maturity Value: $212,845,500
Dated: 07/18/2006

Collateralized by Federal Home Loan Mortgage Corp., 0.00% to 7.50%, due 08/01/2016 to 09/01/2036; and Federal National Mortgage Association, 4.00% to 8.50%, due 03/01/2008 to 09/01/2036. The aggregate market value of the collateral, including accrued interest, was $213,799,947.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements — Unaffiliated Issuers — (continued)
UBS Securities LLC
$50,000,000	4.95%	10/02/2006	$50,000,000
Maturity Value: $50,020,625
Collateralized by U.S. Treasury Note, 4.13%, due 05/15/2015. The market value of the collateral, including accrued interest, is $51,148,976.
UBS Securities LLC
150,000,000	5.32	11/14/2006	150,000,000
Maturity Value: $152,017,168
Dated: 08/16/2006

Collateralized by Federal Home Loan Mortgage Corp., 6.00% to 7.00%, due 08/01/2031 to 08/01/2036 and Federal National Mortgage Association, 4.50% to 6.50%, due 02/01/2018 to 06/01/2036. The aggregate market value of the collateral, including accrued interest, was $152,777,675.

UBS Securities LLC
40,000,000	5.45	08/01/2007	40,000,000
Maturity Value: $42,210,278
Dated: 08/01/2006
Collateralized by Federal National Mortgage Association, 5.00% to 6.00%, due 06/01/2020 to 06/14/2032. The aggregate market value of the collateral, including accrued interest, was $40,690,033.

Total Repurchase Agreements — Unaffiliated Issuers			$4,088,100,000
Repurchase Agreement — Affiliated Issuer(b) — 1.0%
Goldman, Sachs & Co.
$50,700,000	5.32%	10/02/2006	$50,700,000
Maturity Value: $50,722,477
Collateralized by Federal Home Loan Mortgage Corp., 5.00% to 5.50%, due 07/01/2020 to 10/01/2035. The aggregate market value of the collateral, including accrued interest, was $51,499,996.

Total Investments — 100.0%			$4,913,283,518

Other Assets in Excess of Liabilities			911,579

Net Assets — 100.0%			$4,914,195,097

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on London Interbank Offering Rate rate.

(b) Unless noted, all repurchase agreements were entered into on September 29, 2006. Additional information on Joint Repurchase Agreement Accounts I & II appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 102.2%
Federal Farm Credit Bank
$80,000,000	5.20	%(a)	10/01/2006	$79,994,758
75,000,000	5.22	(a)	10/01/2006	74,993,600
75,000,000	5.23	(a)	10/01/2006	74,998,748
75,000,000	5.26	(a)	10/01/2006	74,999,945
123,900,000	5.19	(a)	10/02/2006	123,854,160
85,000,000	5.20	(a)	10/02/2006	84,972,708
236,000,000	5.23	(a)	10/02/2006	235,933,101
125,000,000	5.24	(a)	10/02/2006	124,956,852
35,000,000	5.27	(a)	10/02/2006	34,996,221
85,000,000	5.19	(a)	10/03/2006	84,980,315
105,000,000	5.25	(a)	10/04/2006	104,999,356
148,000,000	5.20	(a)	10/05/2006	147,985,077
75,000,000	5.18	(a)	10/09/2006	74,997,616
100,000,000	5.24	(a)	10/11/2006	100,000,000
85,000,000	5.20	(a)	10/13/2006	84,962,656
30,500,000	5.07		10/17/2006	30,431,273
37,500,000	5.23	(a)	10/17/2006	37,497,996
18,000,000	5.27	(a)	10/17/2006	18,001,495
37,500,000	5.23	(a)	10/20/2006	37,498,277
110,000,000	5.25	(a)	10/22/2006	109,995,173
20,000,000	5.22	(a)	10/23/2006	19,998,798
13,000,000	5.25	(a)	10/29/2006	12,999,600
35,000,000	5.22	(a)	10/30/2006	34,999,312
50,000,000	5.23	(a)	12/26/2006	49,980,971
Federal Home Loan Bank
58,900,000	4.77		10/02/2006	58,892,196
38,000,000	5.09	(a)	10/03/2006	37,989,541
450,000,000	5.19	(a)	10/03/2006	449,866,006
295,208,000	5.15		10/04/2006	295,081,307
115,000,000	5.29		10/04/2006	114,949,304
80,000,000	5.34	(a)	10/04/2006	79,985,135
390,000,000	5.35	(a)	10/06/2006	389,883,995
64,395,000	5.11		10/11/2006	64,303,684
148,600,000	5.16		10/11/2006	148,387,146
150,000,000	5.17		10/11/2006	149,784,792
11,514,000	5.21		10/11/2006	11,497,337
63,960,000	5.26		10/11/2006	63,866,636
30,000,000	5.08		10/12/2006	29,953,433
1,135,894,000	5.17		10/13/2006	1,133,938,369
185,000,000	5.10		10/18/2006	184,554,777
490,000,000	5.05		10/20/2006	488,694,014
94,876,000	5.09		10/20/2006	94,621,126
44,031,000	5.09		10/25/2006	43,881,588
197,883,000	5.26		10/25/2006	197,189,724
3,015,000	4.50		11/02/2006	3,014,386
2,040,000	4.51		11/07/2006	2,039,550
75,000,000	5.31	(a)	11/10/2006	74,975,195
22,385,000	4.88		11/15/2006	22,389,156
50,000,000	5.06		11/17/2006	49,669,629
60,006,000	5.15		11/22/2006	59,560,055
300,000,000	5.07		11/29/2006	297,507,250
15,400,000	5.08		11/29/2006	15,271,786
198,376,000	5.16		11/29/2006	196,700,026
200,000,000	5.15		12/08/2006	198,054,444
34,500,000	5.27	(a)	12/13/2006	34,497,311
10,000,000	3.38		12/15/2006	9,974,432
45,000,000	5.27	(a)	12/15/2006	44,996,264
12,400,000	2.34		12/18/2006	12,337,930

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Bank — (continued)
$320,000,000	5.23	%(a)	12/19/2006	$319,818,190
74,200,000	3.80		12/22/2006	74,057,669
75,000,000	5.26	(a)	12/22/2006	74,994,201
73,700,000	5.08		12/27/2006	72,795,210
11,000,000	3.03		12/29/2006	10,957,176
150,000,000	5.25	(a)	12/29/2006	149,986,555
100,000,000	5.21	(a)	01/02/2007	99,941,025
200,000,000	5.21	(a)(b)	01/10/2007	199,868,620
69,000,000	5.27		01/10/2007	67,979,816
40,000,000	3.50		01/18/2007	39,864,589
33,000,000	4.00		01/23/2007	32,915,664
15,000,000	4.63		01/23/2007	14,995,244
28,300,000	4.63		01/30/2007	28,290,593
57,335,000	4.88		02/15/2007	57,309,768
140,000,000	4.89		03/05/2007	139,836,204
41,500,000	5.00		03/20/2007	41,459,778
27,040,000	4.25		04/16/2007	26,895,196
19,765,000	4.00		04/25/2007	19,627,721
42,000,000	5.13		06/01/2007	41,949,389
12,750,000	3.63		06/20/2007	12,581,888
44,600,000	4.63		07/16/2007	44,286,260
20,850,000	4.63		07/18/2007	20,707,263
64,135,000	5.50		07/20/2007	64,181,155
16,400,000	2.30		07/24/2007	15,988,274
135,000,000	5.55		08/08/2007	134,976,995

Total U.S. Government Agency Obligations				$8,723,599,975

Total Investments — 102.2%				$8,723,599,975

Liabilities in Excess of Other Assets — (2.2)%				(183,954,594)

Net Assets — 100.0%				$8,539,645,381

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either London Interbank Offering Rate or Prime lending rate.

(b) All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for the floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Alabama — 3.0%
Alabama Housing Finance Authority MF Hsg. VRDN RB Refunding for Rime Village Huntsville Series 1996 B (FNMA) (A-1+)
$11,275,000	3.78%	10/05/2006	$11,275,000
Birmingham GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/VMIG1)
3,265,000	3.76	10/05/2006	3,265,000
Birmingham GO VRDN Capital Improvement Series 2004 A (AMBAC) (Southtrust Bank N.A. SPA) (A-1+/P-1)
17,310,000	3.78	10/05/2006	17,310,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 E (A-1/VMIG1)
22,000,000	3.82	10/02/2006	22,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
9,000,000	3.89	10/02/2006	9,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
20,000,000	3.89	10/02/2006	20,000,000
Eclipse Funding Trust VRDN RB for Alabama State University Series 2006 (US Bank) (A-1+)
6,920,000	3.77	10/05/2006	6,920,000
Eclipse Funding Trust VRDN RB for Montgomergy, Alabama Series 2006 (MBIA) (US Bank) (A-1+)
5,395,000	3.77	10/05/2006	5,395,000
Gadsden IDA VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1)
6,150,000	3.89	10/02/2006	6,150,000
Huntsville GO VRDN Warrants Series 2002 G (Regions Bank LOC) (A-1/VMIG1)
9,000,000	3.76	10/05/2006	9,000,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
5,100,000	3.80	10/05/2006	5,100,000
Mobile City IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
18,700,000	3.89	10/02/2006	18,700,000
Parrish IDRB VRDN PCRB for Alabama Power Co. Project Series 1994 (A-1)
28,850,000	3.89	10/02/2006	28,850,000
University of Alabama VRDN RB Eagle Series 2004-0032 Class A (MBIA) (Citibank N.A. SPA) (A-1+)
11,000,000	3.79	10/05/2006	11,000,000
University of Alabama VRDN RB ROCS II-R-2131 Series 2004 (MBIA) (Citigroup Global Markets SPA) (A-1+)
5,200,000	3.78	10/05/2006	5,200,000
University of Alabama VRDN RB Series 1993 B (A-1+/VMIG1)
6,700,000	3.78	10/04/2006	6,700,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998 (A-1/VMIG1)
28,000,000	3.86	10/02/2006	28,000,000

			$213,865,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Alaska — 1.0%
ABN AMRO Munitops Certificates Trust VRDN RB for Alaska Non-AMT Series 2006-9 (MBIA) (ABN AMRO Bank N.V. SPA) (F1+)
$8,100,000	3.79%	10/05/2006	$8,100,000
Alaska Housing Finance Corp. VRDN RB Spears Series 2005 DB-163 (FGIC) (Deutsche Bank AG LOC) (F1+)
12,000,000	3.77	10/05/2006	12,000,000
Alaska State Housing Finance Corp. VRDN RB for Housing Development Series 2000 B (A-1+/VMIG1)
33,300,000	3.77	10/04/2006	33,300,000
Alaska State Housing Finance Corp. VRDN RB Spears Series 2005 DB-140 (MBIA) (Deutsche Bank A.G. SPA)
10,375,000	3.77	10/05/2006	10,375,000
Eclipse Funding Trust VRDN RB for Alaska State Housing Finance Corp. Series 2006-22 (MBIA) (US Bank N.A. SPA) (VMIG1)
10,030,000	3.77	10/05/2006	10,030,000

			$73,805,000

Arizona — 1.2%
ABN AMRO Munitops Certificate Trust VRDN RB for Arizona Non-AMT Trust Series 2005-54 (FGIC) (ABN AMRO Bank N.V.) (VMIG1)
13,785,000	3.78	10/05/2006	13,785,000
Arizona School Facilities Board COPS VRDN Series 2006-1298 (FGIC) (JP Morgan Chase Bank LOC) (A-1+)
7,750,000	3.78	10/05/2006	7,750,000
Arizona State Transportation Board Highway VRDN RB ROCS II-R-4003 (Citigroup Global Markets SPA) (VMIG1)
5,145,000	3.78	10/05/2006	5,145,000
Arizona State University VRDN RB Putters Series 2002-270Z (FGIC) (JP Morgan Chase & Co. SPA) (A-1+)
4,330,000	3.78	10/05/2006	4,330,000
Eclipse Funding Trust VRDN RB for Phoenix Civic Improvement Corp. Series 2006-23 (FGIC) (US Bank N.A. SPA) (VMIG1)
8,655,000	3.77	10/05/2006	8,655,000
Phoenix Civic Improvement Corp. VRDN RB Excise Tax Putters Series 1374 (MBIA) (JP Morgan Chase & Co.) (A-1+)
9,500,000	3.78	10/05/2006	9,500,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0022 Class A (Citibank N.A. SPA) (A-1+)
6,100,000	3.79	10/05/2006	6,100,000
Salt River Project Agricultural Improvement & Power District Electrical Systems VRDN RB Eagle Series 2006-0014 Class A (Citibank N.A. SPA) (A-1+)
10,875,000	3.79	10/05/2006	10,875,000
Salt River Project Agricultural Improvement & Power District VRDB RB Series 2006 (Morgan Stanley) (A-1)
6,850,000	3.78	10/05/2006	6,850,000
Salt River Project Agricultural Improvement & Power District VRDN RB ROCS RR-II-640 (Citibank NA) (VMIG1)
7,440,000	3.78	10/05/2006	7,440,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Arizona(a) — (continued)
Salt River Project VRDN RB for Agricultural Improvement & Power District Electrical Systems Series 2005-1076 (Morgan Stanley SPA) (A-1)
$4,845,000	3.78%	10/05/2006	$4,845,000

			$85,275,000

Arkansas(a) — 0.2%
Eclipse Funding Trust VRDN RB for University of Arkansas Solar Eclipse Series 2006-26 (MBIA) (US Bank N.A. SPA) (VMIG1)
11,360,000	3.77	10/05/2006	11,360,000
University of Arkansas VRDN RB Series 1396 (AMBAC) (Morgan Stanley Municipal Products) (VMIG1)
4,400,000	3.78	10/05/2006	4,400,000

			$15,760,000

Colorado — 2.2%
Adams & Arapahoe Counties Joint School District 28J GO VRDN P-Floats-PT 3367 Series 2006 (MBIA) (Depfa Bank PLC SPA) (F1+)
2,430,000	3.77	10/05/2006	2,430,000
Arapahoe County Multifamily VRDN RB Refunding for Rent Housing-Hunters Run Series 2001 (FHLMC) (A-1+)
7,030,000	3.74	10/05/2006	7,030,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
15,955,000	3.78	10/04/2006	15,955,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-6 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
14,300,000	3.75	10/04/2006	14,300,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-2 (Bayerische Landesbank SPA) (A-1+/VMIG1)
31,445,000	3.78	10/04/2006	31,445,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-4 (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
25,945,000	3.75	10/04/2006	25,945,000
Colorado Springs VRDN RB for Colorado College Project Series 2005 (A-1+/VMIG1)
8,645,000	3.74	10/05/2006	8,645,000
Colorado Springs VRDN RB for Colorado College Project Series 2006 (JP Morgan Chase Bank SPA) (A-1+/VMIG1)
6,505,000	3.86	10/02/2006	6,505,000
Colorado State TRANS General Funding (SP-1+)
13,000,000	4.50	06/27/2007	13,066,502
Eclipse Funding Trust VRDN RB for University of Colorado Series 2006-66 (FGIC) (US Bank NA) (A-1+)
21,620,000	3.77	10/05/2006	21,620,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 1413 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)
7,210,000	3.78	10/05/2006	7,210,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Colorado — (continued)
University of Colorado Enterprise Systems VRDN RB P-Floats-PT 2690 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)
$7,080,000	3.78%	10/05/2006	$7,080,000

			$161,231,502

Delaware — 0.6%
Delaware Transportation Authority Motor Fuel Tax VRDN RB Series 2006 (FGIC) (Morgan Stanley) (A-1)(a)
13,200,000	3.78	10/05/2006	13,200,000
Delaware Transportation Authority Motor Fuel Tax VRDN RB Series 2006 (FGIC) (Morgan Stanley) (A-1)
10,245,000	3.78	10/05/2006	10,245,000
University of Delaware VRDN RB Series 1998 (Bank of America) (A-1+)(a)
7,550,000	3.78	10/04/2006	7,550,000
University of Delaware VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+)
3,840,000	3.81	10/02/2006	3,840,000
University of Delaware VRDN RB Series 2004 B (Bank of America N.A. SPA) (A-1+)
3,645,000	3.80	10/02/2006	3,645,000
University of Delaware VRDN RB Series 2005 (Landesbank Hessen-Thueringen SPA) (A-1+)
6,160,000	3.80	10/02/2006	6,160,000

			$44,640,000

Florida — 3.9%
ABN AMRO Munitops Certificate Trust VRDN RB for Florida Non-AMT Trust Certificates Series 2006-24 (XLCA) (ABN AMRO Bank N.V.) (VMIG1)
14,265,000	3.78	10/05/2006	14,265,000
Broward County GO P-Floats-PT 2138 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)
13,965,000	3.78	10/05/2006	13,965,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Landings of Inverrary Apartments Series 1985 (FNMA) (VMIG1)
9,600,000	3.80	10/04/2006	9,600,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Sanctuary Apartments Project Series 1985 (FNMA LOC) (VMIG1)
6,000,000	3.80	10/04/2006	6,000,000
Broward County Housing Finance Authority VRDN MF Hsg. RB Refunding for Island Club Apartments Series 2001 A (FHLMC LOC) (A-1+)
6,335,000	3.75	10/05/2006	6,335,000
Eclipse Funding Trust VRDN COPS for Orange County School Board Series 2006-30 (FGIC) (US Bank N.A. SPA) (VMIG1)
8,943,000	3.77	10/05/2006	8,943,000
Eclipse Funding Trust VRDN RB for Gainesville Utilities Systems Series 2006-27 (FSA) (US Bank N.A. SPA) (VMIG1)
5,000,000	3.77	10/05/2006	5,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Florida — (continued)
Eclipse Funding Trust VRDN RB for Miami-Dade County Series 2006-0049 (FSA) (US Bank N.A. SPA) (A-1+)
$5,765,000	3.77%	10/05/2006	$5,765,000
Eclipse Funding Trust VRDN RB Solar Eclipse Miami Dade County Transit Sales (XLCA) (U.S. Bank N.A.) (A-1+)
18,665,000	3.76	10/05/2006	18,665,000
Florida Gas Utilities VRDN RB for Gas Supply Project No. 2 Series 2006-1 A (Calyon, UBS AG, Dexia Credit Local) (A-1+/VMIG1)(a)
30,000,000	3.78	10/05/2006	30,000,000
Florida State Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2001-0901 (Citibank N.A. SPA)(a)
26,850,000	3.79	10/05/2006	26,850,000
Florida State Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2005-0057 Class A (Citibank N.A. SPA) (A-1+/VMIG1)
6,565,000	3.79	10/05/2006	6,565,000
Florida State Board of Education GO VRDN for Municipal Securities Trust Receipts Series 2003-139 (MBIA) (Societe Generale) (A-1+)
9,455,000	3.79	10/05/2006	9,455,000
Florida State Board of Education VRDN RB Floaters Series 2006-1316 (Morgan Stanley SPA) (A-1)
5,819,500	3.78	10/05/2006	5,819,500
Florida State Board of Public Education VRDN P-Floats-PT 1465 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)
8,415,000	3.78	10/05/2006	8,415,000
Florida State Department of Environmental Protection Preservation VRDN RB for Putters Series 2006-1445 (AMBAC) (JP Morgan Chase Bank) (A-1+)
5,610,000	3.78	10/05/2006	5,610,000
Gainesville Utilities System VRDN RB Series 2005 C (Suntrust Bank SPA) (A-1+/VMIG1)
27,500,000	3.83	10/02/2006	27,500,000
Jackson County VRDN PCRB Refunding for Gulf Power Co. Project Series 1997 (VMIG1/A-1)
1,930,000	3.89	10/02/2006	1,930,000
Jacksonville Electric Authority CP Series 2001 C (Dexia Credit Local SPA) (VMIG1/A-1)
14,500,000	3.58	12/06/2006	14,500,000
Jacksonville Electric Authority Water and Sewer Series 2006 F (Landesbank Hessen-Thueringen SPA) (VMIG1/A-1)
9,000,000	3.60	01/18/2007	9,000,000
Miami Dade County VRDN RB Eagle Series 2006-0106 Class A (FGIC) (Citibank, N.A.) (A-1+)
4,950,000	3.79	10/05/2006	4,950,000
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 B (SunTrust Bank SPA) (A-1+/VMIG1)
22,710,000	3.75	10/04/2006	22,710,000
Palm Beach County School District TRANS Series 2006 (SP-1+/MIG1)(a)
16,000,000	4.00	09/25/2007	16,075,360

			$277,917,860

Georgia — 2.4%
Albany-Dougherty County Hospital Authority VRDN RANS for Phoebe Putney Memorial Hospital Series 2002 (AMBAC) (Regions Bank SPA) (VMIG1)
15,000,000	3.78	10/02/2006	15,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Georgia — (continued)
Burke County Development Authority VRDN PCRB for Georgia Power Co. Plant Vogtle Series 1992 (A-1/VMIG1)
$5,000,000	3.84%	10/02/2006	$5,000,000
City of Atlanta GO VRDN Floating Rate Receipts Series 1999 SG-123 (Societe Generale LOC) (A-1+)
9,845,000	3.77	10/05/2006	9,845,000
Cobb County GO TANS Series 2006 (SP-1+/MIG1)
23,000,000	4.50	12/29/2006	23,051,397
Cobb County Hospital Authority VRDN RB for Equipment Pool Project Certificates Series 2006 (Suntrust Bank LOC) (A-1+/VMIG1)
12,500,000	3.75	10/05/2006	12,500,000
Cobb County IDA VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (VMIG1)
4,380,000	3.84	10/02/2006	4,380,000
Dekalb County Hospital Authority Anticipation Certificates VRDN RB for Dekalb Medical Center, Inc. Project Series 2005 (SunTrust Bank LOC) (VMIG1)
24,910,000	3.75	10/04/2006	24,910,000
Dekalb County VRDN RB Water & Sewer ROCS RR-II-R 567 (Citibank N.A.) (VMIG1)
3,135,000	3.78	10/05/2006	3,135,000
Dekalb Private Hospital Authority VRDN RB Anticipation Certificates for Childrens’ Health Care System Project Series 1998 B (SunTrust Bank LOC) (A-1+/VMIG1)
10,215,000	3.75	10/04/2006	10,215,000
Downtown Smyrna Development Authority VRDN Spears Series 2005 DB-141 (Deutsche Bank AG SPA) (A-1+)
22,655,000	3.77	10/05/2006	22,655,000
Fulton County Development Authority VRDN RB for Piedmont Healthcare, Inc. Series 2005 (SunTrust Bank SPA) (A-1+/VMIG1)
15,800,000	3.75	10/04/2006	15,800,000
Georgia State GO Series 2006 G (A-1+/VMIG1)(a)
5,260,000	5.00	10/01/2007	5,334,482
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Eagle Series 2002-6022 (MBIA) (Citibank N.A. SPA) (A-1+)
14,760,000	3.79	10/05/2006	14,760,000
Putnam County Development Authority VRDN PCRB for Georgia Power Co. Pollution Branch Project Series 1998 (A-1)
3,525,000	3.84	10/02/2006	3,525,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
2,785,000	3.89	10/02/2006	2,785,000

			$172,895,879

Hawaii — 0.4%
ABN AMRO Munitops Certificate Trust VRDN RB for Hawaii Non-AMT Single Series 2005-37 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)
21,040,000	3.79	10/05/2006	21,040,000
Hawaii State VRDN RB P-Floats-PT 960 Series 2006 (FSA) (BNP Paribas) (F1+)
5,900,000	3.77	10/05/2006	5,900,000

			$26,940,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Idaho(b) — 0.1%
Idaho State TANS Series 2006 (SP-1+/MIG1)
$8,000,000	4.50%	06/29/2007	$8,045,836

Illinois — 13.5%
Chicago Board of Education GO VDRN Putters Series 2006-1470 (FSA) (JP Morgan Chase Bank) (VMIG1)
6,000,000	3.78	10/05/2006	6,000,000
Chicago Board of Education GO VRDN Merlots Series 2001 A47 (FGIC) (Bank of New York SPA) (A-1)
9,315,000	3.78	10/04/2006	9,315,000
Chicago Board of Education GO VRDN P-Floats-PT-3010 Series 2005 (AMBAC) (Dexia Credit Local SPA) (F1+)
16,505,000	3.77	10/05/2006	16,505,000
Chicago Board of Education GO VRDN Putters Series 2006-1473 (FSA) (JP Morgan Chase Bank) (VMIG1)
16,375,000	3.78	10/05/2006	16,375,000
Chicago Board of Education GO VRDN Series 2005 D-2 (CIFG) (Depfa Bank PLC) (A-1+/VMIG1)
82,945,000	3.86	10/02/2006	82,945,000
Chicago GO VRDN UBS Municipal CRVS Floaters 2006-1 (FSA) (Landesbank Hessen-Thueringen LOC) (A-1)
24,290,000	3.77	10/05/2006	24,290,000
Chicago GO VRDN Eagle Tax-Exempt Trust Series 2001-1301 Class A (FGIC) (Citibank N.A. SPA) (A-1+)
8,910,000	3.79	10/05/2006	8,910,000
Chicago GO VRDN Merlots Series 2000 WWW (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)
4,000,000	3.78	10/04/2006	4,000,000
Chicago GO VRDN Merlots Series 2004 B-24 (FSA) (Wachovia Bank N.A. SPA) (A-1+)
8,095,000	3.78	10/04/2006	8,095,000
Chicago GO VRDN Putters Series 2006-1276 (FSA) (JP Morgan Chase & Co.) (A-1+)
24,425,000	3.78	10/05/2006	24,425,000
Chicago GO VRDN Putters Series 2006-1278 (FSA) (JPMorgan Chase & Co.) (A-1+)
13,190,000	3.78	10/05/2006	13,190,000
Chicago GO VRDN Series 2002 B (FGIC) (Landesbank-Baden Wurttemberg SPA) (A-1+/VMIG1)
24,500,000	3.74	10/05/2006	24,500,000
Chicago GO VRDN Series 2005-1026 (MBIA) (Morgan Stanley SPA) (F1+)
2,694,000	3.77	10/05/2006	2,694,000
Chicago GO VRDN Spears Series 2005 DB-158 (FSA) (Deutsche Bank AG SPA) (F1+)
4,785,000	3.77	10/04/2006	4,785,000
Chicago GO VRDN Spears Series 2005 DB-171 (FSA) (Deutsche Bank AG SPA) (F1+)
5,280,000	3.77	10/05/2006	5,280,000
Chicago Metropolitan Water Reclamation District of Greater Chicago VRDN RB ROCS RR-II-R 1075 Series 2006 (Citigroup) (VMIG1)
4,100,000	3.78	10/05/2006	4,100,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Illinois — (continued)
Chicago Park District GO VRDN Series 2006-1223 (FGIC) (JP Morgan Chase & Co. SPA) (F1+)
$5,975,000	3.78%	10/05/2006	$5,975,000
Chicago Sales Tax VRDN RB for Floating Rate Receipts Series 1999-131 SG (FGIC) (Societe Generale SPA) (A-1+)
4,425,000	3.77	10/05/2006	4,425,000
Chicago Sales Tax VRDN RB Refunding Series 2002 (FGIC) (JP Morgan Chase Bank SPA) (A-1+/VMIG1)
14,835,000	3.80	10/04/2006	14,835,000
Chicago VRDN Merlots Series 2003 A43 (AMBAC) (Bank of New York) (VMIG1)
8,240,000	3.78	10/04/2006	8,240,000
Chicago Water VRDN RB Putters Series 2006-1419 (AMBAC) (JP Morgan Chase Bank) (A-1+)
5,325,000	3.78	10/05/2006	5,325,000
City of Chicago GO VRDN Putters Series 2006-1286 (FSA) (JP Morgan Chase Bank LOC) (A-1+)
14,600,000	3.78	10/05/2006	14,600,000
City of Chicago GO VRDN Putters Series 2006-1287 (FSA) (JP Morgan Chase Bank LOC) (A-1+)
6,500,000	3.78	10/05/2006	6,500,000
Cook County GO VRDN Capital Improvement Series 2002 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
89,900,000	3.75	10/04/2006	89,900,000
Cook County GO VRDN Capital Improvement Series 2004 E (Depfa Bank PLC SPA) (A-1+/VMIG1)
4,000,000	3.78	10/05/2006	4,000,000
Cook County GO VRDN Putters Series 1313 (AMBAC) (JP Morgan Chase & Co.) (A-1+)
4,720,000	3.78	10/05/2006	4,720,000
Cook County Munitops Certificate Trust GO VRDN Non- AMT Series 2004-47 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)
14,360,000	3.79	10/05/2006	14,360,000
Cook County VRDN RB for Catholic Theological Union Project Series 2005 (Harris Trust & Savings Bank LOC) (VMIG1)
4,500,000	3.76	10/04/2006	4,500,000
Du Page County GO VRDN Forest Preservation District P-Floats-PT 3337 Series 2005 (Merrill Lynch Capital Services SPA) (VMIG1)
11,545,000	3.78	10/05/2006	11,545,000
Eclipse Funding Trust GO VRDN for Chicago Solar Eclipse Series 2006-3 (FSA) (US Bank N.A. SPA) (VMIG1)
6,245,000	3.77	10/05/2006	6,245,000
Eclipse Funding Trust GO VRDN for Illinois State Solar Eclipse Series 2006-0005 (AMBAC) (US Bank N.A.) (F1+)
7,040,000	3.77	10/05/2006	7,040,000
Evanston GO VRDN Maple Street Project Series 2000 A (Bank of America N.A. SPA) (VMIG1)
11,200,000	3.75	10/05/2006	11,200,000
Illinois Development Finance Authority VRDN RB for Bradley University Project Series 2002 (FGIC) (National City Bank SPA) (A-1/VMIG1)
15,300,000	3.74	10/05/2006	15,300,000
Illinois Finance Authority VRDB RB for Northwestern Memorial Hospital Series 2006-2 B (UBS AG) (A-1+/VMIG1)
24,200,000	3.85	10/02/2006	24,200,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Illinois — (continued)
Illinois Finance Authority VRDN RB for Resurection Health Series 2005 C (Lasalle Bank N.A. LOC) (A-1/VMIG1)
$20,600,000	3.73%	10/05/2006	$20,600,000
Illinois Finance Authority VRDN RB ROCS RR-II-R 6015 Series 2004 (Citibank N.A. SPA) (A-1+)
5,600,000	3.78	10/05/2006	5,600,000
Illinois Health Facilities Authority VDRN RB for Northwestern Memorial Hospital Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
3,000,000	3.89	10/02/2006	3,000,000
Illinois Health Facilities Authority VRDN RB for Riverside Health System Series 2002 B (LaSalle Bank N.A. LOC) (A-1/VMIG1)
9,360,000	3.77	10/05/2006	9,360,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 C (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
59,025,000	3.80	10/04/2006	59,025,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 D (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
40,425,000	3.80	10/04/2006	40,425,000
Illinois Health System Evanston Hospital CP Series 1987 D (VMIG1/A-1+)
17,000,000	3.55	12/07/2006	17,000,000
Illinois Health System Evanston Hospital CP Series 1990 A (VMIG1/A-1+)
45,000,000	3.60	11/14/2006	45,000,000
Illinois Health System Evanston Hospital CP Series 1992 S-A (VMIG1/A-1+)
8,000,000	3.75	10/12/2006	8,000,000
Illinois Health System Evanston Hospital CP Series 1995 S-A (VMIG1/A-1+)
31,000,000	3.65	10/05/2006	31,000,000
Illinois State GO Eagle Tax-Exempt Trust Series 95C-1305 Class A COPS (FGIC) (Citibank N.A. SPA) (A-1+)
9,605,000	3.79	10/05/2006	9,605,000
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 1996-C-1301 Class A (Citibank N.A. SPA) (A-1+)
3,455,000	3.79	10/05/2006	3,455,000
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 2005-3002 Class A (Citibank N.A. SPA) (A-1+)
4,000,000	3.79	10/05/2006	4,000,000
Illinois State GO VRDN Macon Trust Certificates Series 2006 L (Bank of America N.A. SPA) (VMIG1)
3,500,000	3.78	10/05/2006	3,500,000
Illinois State GO VRDN Merlots Series 2002 B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
13,310,000	3.78	10/04/2006	13,310,000
Illinois State GO VRDN P-Floats-PT 2131 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)
7,655,000	3.78	10/05/2006	7,655,000
Illinois State GO VRDN Putters Series 2004-636 (MBIA) (JP Morgan Chase Bank) (VMIG1)
5,885,000	3.78	10/05/2006	5,885,000
Illinois State GO VRDN ROCS-RR-II-R-1072 (Citibank N.A.) (F1+)
4,795,000	3.78	10/05/2006	4,795,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Illinois — (continued)
Illinois State GO VRDN ROCS-RR-II-R-6065 (Citibank N.A.) (F1+)
$4,395,000	3.78%	10/05/2006	$4,395,000
Illinois State Sales Tax Revenue VRDN Merlots Series 2001 A-102 (Wachovia Bank N.A. SPA) (A-1+)
20,445,000	3.78	10/04/2006	20,445,000
Illinois State Sales Tax Revenue VRDN P-Floats-PT 896 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)
7,900,000	3.78	10/05/2006	7,900,000
Illinois State Toll Highway Authority VRDN RB P-Floats-MT 270 Series 2006 (FSA) (Bayerische Landesbank) (F1+)
14,995,000	3.77	10/05/2006	14,995,000
Illinois State Toll Highway Authority VRDN RB Putters Series 2006-1355 (FSA) (JP Morgan Chase & Co. SPA) (A-1+)
8,215,000	3.78	10/05/2006	8,215,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax Revenue VRDN RB Merlots Series 2000 VV (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)
6,000,000	3.78	10/04/2006	6,000,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax VRDN RB Eagle Tax-Exempt Trust Series 2004-0030 Class A (MBIA) (Citibank N.A. SPA) (A-1+)
6,500,000	3.79	10/05/2006	6,500,000
Metropolitan Pier & Exposition Authority Hospitality Facilities VRDN RB P-Floats-PT 3554 Series 2006 (Dexia Credit Local) (F1+)
9,025,000	3.77	10/05/2006	9,025,000
Metropolitan Pier & Exposition Authority VRDN RB for Dedicated State Tax Floating Rate Receipts Series 2003 (MBIA) (Societe Generale SPA) (A-1+)
17,500,000	3.77	10/05/2006	17,500,000
Metropolitan Pier Exposition Authority VRDN RB Eagle Tax-Exempt Trust Series 2000-1307 Class A (FGIC) (Citibank N.A. SPA) (A-1)
19,205,000	3.79	10/05/2006	19,205,000
Regional Transportation Authority GO VRDN Merlots Series 2001 A48 (FSA) (Wachovia Bank N.A. SPA) (A-1+)
4,920,000	3.78	10/04/2006	4,920,000
Regional Transportation Authority GO VRDN Merlots Series 2002 A41(FGIC) (Bank of New York) (VMIG1)
8,420,000	3.78	10/04/2006	8,420,000
Regional Transportation Authority GO VRDN P-Floats-PT 2394 Series 2004 (FGIC) (Dexia Credit Local SPA) (A-1)
14,855,000	3.77	10/05/2006	14,855,000
Regional Transportation Authority RB Series 2004 A (Rabobank Netherlands) (P-1/A-1+)
4,190,000	5.00	06/01/2007	4,224,647
Regional Transportation Authority VRDN RB P-Floats-PT 2886 Series 2005 (MBIA) (Dexia Credit Local) (F1+)
5,960,000	3.77	10/05/2006	5,960,000
Regional Transportation Authority VRDN RB ROCS-RR-II-R-642 Series 2006 (FSA) (Citibank N.A.) (VMIG1)
4,600,000	3.78	10/05/2006	4,600,000
Regional Transportation Authority VRDN RB Stars Certificates Series 2003-21 (FGIC) (BNP Paribas SPA) (VMIG1)
5,935,000	3.77	10/05/2006	5,935,000
Regional Transportation Authority VRDN RB Stars Certificates Series 2005 119 (AMBAC) (BNP Paribas SPA) (VMIG1)
9,390,000	3.77	10/05/2006	9,390,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Illinois — (continued)
Schaumburg GO VRDN Series 1346 (FGIC) (Morgan Stanley Municipal Products) (VMIG1)
$2,500,000	3.78%	10/05/2006	$2,500,000

			$974,518,647

Indiana — 2.1%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Bond Bank for Special Program Columbus Learning) Series 2003-21 (MBIA) (ABN AMRO Bank N.V. SPA) (F1+)
7,020,000	3.79	10/05/2006	7,020,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Transportation Finance Authority) Series 2004-28 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)
24,560,000	3.79	10/05/2006	24,560,000
Anderson Industrial School Building Corp. Spears DB-196 Series 2006 (FSA) (Deutsche Bank) (A-1+)
10,995,000	3.77	10/05/2006	10,995,000
Indiana Health Facilities Financing Authority VRDN RB for Acension Health Credit GP-A-4 Series 2001 (A-1+/VMIG1)
25,000,000	3.50	03/01/2007	25,000,000
Indiana Health Facility Financing Authority VRDN RB for Ascension Series 2001 A-2 (A-1+/VMIG1)
10,000,000	3.62	06/01/2007	10,000,000
Indiana State Finance Authority VRDN RB ROCS RR-II-R-6072 Series 2006 (Citibank, N.A.) (VMIG1)
5,295,000	3.78	10/05/2006	5,295,000
Indiana TFA Eagle Tax-Exempt Trust VRDN RB Series 2000-1401 (Citibank N.A. SPA) (A-1+)
19,800,000	3.79	10/05/2006	19,800,000
Indiana TFA Eagle Tax-Exempt Trust VRDN RB Series 2000-1401 Class A (Citibank N.A. SPA) (A-1+)
12,915,000	3.79	10/05/2006	12,915,000
Indiana TFA Highway VRDN RB Merlots Series 2004 B-18 (FGIC) (Wachovia Bank N.A. SPA) (A-1+)
5,105,000	3.78	10/04/2006	5,105,000
Indiana TFA Highway VRDN RB Series 2004 942 D (FGIC) (Morgan Stanley SPA) (F1+)
4,313,500	3.78	10/05/2006	4,313,500
Indianapolis Bank Bond Eagle Tax-Exempt Trust Series 2002-1401 Class A (MBIA) (Citibank N.A. SPA) (A-1+)
18,165,000	3.79	10/05/2006	18,165,000
Indianapolis Industrial Local Public Improvement Bond Bank VRDN RB Certificates for Macon Trust Series 2006 S (MBIA) (Bank of America N.A. SPA) (A-1+)
4,240,000	3.78	10/05/2006	4,240,000
Indianapolis Local Public Improvement Bond Bank VRDN RB Series 2006-3390 (Dexia Credit PLC SPA) (A-1+)
5,185,000	3.77	10/05/2006	5,185,000

			$152,593,500

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Iowa — 0.6%
Chillicothe City VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A (A-1/VMIG1)
$2,400,000	3.88%	10/04/2006	$2,400,000
Eclipse Funding Trust VRDN RB Des Moines Metropolitain Wastewater Series 2006-0084 (MBIA) (US Bank NA LOC) (A-1+)
6,485,000	3.77	10/05/2006	6,485,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facility (VMIG1)
12,500,000	3.74	10/05/2006	12,500,000
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/VMIG1)
21,795,000	3.88	10/04/2006	21,795,000

			$43,180,000

Kansas — 0.4%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA) (ABN AMRO Bank N.V. SPA) (F1+)
20,235,000	3.78	10/05/2006	20,235,000
Kansas Development Finance Authority VRDN RB ROCS RR-II-R 6518 Series 2005 (Citibank N.A. SPA) (VMIG1)
5,690,000	3.78	10/05/2006	5,690,000
Kansas State Development Finance Authority VRDN RB for Sisters of Charity Series 2006 D (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
5,000,000	3.89	10/02/2006	5,000,000

			$30,925,000

Kentucky — 1.8%
Kentucky Asset/Liability Commission General Funding TRANS Series 2006 (SP-1+/MIG1)
17,500,000	4.50	06/28/2007	17,599,881
Kentucky Public Energy Authority VRDN RB Gas Supply Series 2006 A (Societe Generale SPA) (A-1+/VMIG1)
102,839,000	3.86	10/02/2006	102,839,000
Kentucky Turnpike Authority Economic Development Road VRDN RB Floaters Series 2006-1374 (Morgan Stanley) (VMIG1)
5,825,000	3.78	10/05/2006	5,825,000
Louisville & Jefferson County COPS Eagle Tax-Exempt Trust Series 2001-1701 Class A (MBIA) (Citibank N.A. SPA) (A-1+)
2,500,000	3.79	10/05/2006	2,500,000

			$128,763,881

Louisiana — 1.2%
Louisiana Offshore Terminal Authority Deepwater Port VRDN RB Refunding for First Stage A Loop LLC Series 1992 (SunTrust Bank LOC) (VMIG1)(a)
43,050,000	3.75	10/04/2006	43,050,000
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port Series 2003 A Loop LLC Project (SunTrust Bank LOC) (A-1+)
10,000,000	3.84	10/02/2006	10,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Louisiana — (continued)
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
$19,500,000	3.75%	10/04/2006	$19,500,000
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Corp. Series 1996 (Bank of New York LOC) (P-1)
16,600,000	3.75	10/04/2006	16,600,000

			$89,150,000

Maryland — 0.4%
Maryland State Department of Transportation VRDN RB P-Floats-PT 1259 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)
11,100,000	3.78	10/05/2006	11,100,000
Montgomery County GO VRDN BANS for Public Improvement Series 2006 B (Dexia Credit Local SPA) (A-1+/VMIG1)
5,100,000	3.83	10/02/2006	5,100,000
University of Maryland System Auxiliary Facility & Tuition VRDN P-Floats-PT 428 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)
9,875,000	3.78	10/05/2006	9,875,000

			$26,075,000

Massachusetts — 2.2%
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Eagle Series 2005-787 Class A (MBIA) (Landesbank Hessen-Thueringen SPA) (A-1)
6,200,000	3.79	10/05/2006	6,200,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Floaters Series 2006-02 (Bank of New York SPA) (A-1+)
8,700,000	3.76	10/05/2006	8,700,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB ROCS RR-II-R 9022 Series 2006 (Citigroup Financial Products) (A-1+)
6,665,000	3.78	10/05/2006	6,665,000
Massachusetts Bay Transportation Authority Special Assessment VRDN ROCS RR-II-R 507 Series 2006 (Citibank N.A. SPA) (VMIG1)
3,955,000	3.78	10/05/2006	3,955,000
Massachusetts Bay Transportation Authority VRDN RB Putters Series 2005-1062 (JP Morgan Chase & Co. SPA) (A-1)
12,350,000	3.77	10/05/2006	12,350,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Partners Healthcare Systems Series 2003 D-5 (A-1+/VMIG1)
4,965,000	3.84	10/02/2006	4,965,000
Massachusetts State GO VRDN Merlots Series 2004 B12 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)
14,855,000	3.77	10/04/2006	14,855,000
Massachusetts State GO VRDN Merlots Series 2006 B-06 (FGIC-TCRS) (Wachovia Bank N.A. SPA) (A-1+)
6,000,000	3.77	10/04/2006	6,000,000
Massachusetts State GO VRDN Merlots Series 2006-08 B (FSA) (Wachovia Bank N.A. SPA) (A-1+)
15,000,000	3.77	10/04/2006	15,000,000
Massachusetts State GO VRDN Putters Series 2004-449 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+)
8,380,000	3.77	10/05/2006	8,380,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Massachusetts — (continued)
Massachusetts State GO VRDN Stars Certificates Series 2003-26 (BNP Paribas SPA) (VMIG1)
$10,925,000	3.76%	10/05/2006	$10,925,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Eagle Tax-Exempt Trust Series 2005-3012 Class A (Citibank N.A. SPA) (A-1+)
17,090,000	3.79	10/05/2006	17,090,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Capital Asset Program Series 1985 E (Fleet National Bank LOC) (VMIG1)
14,195,000	3.80	10/02/2006	14,195,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare Systems Series 2003 D-6 (A-1+/VMIG1)
5,600,000	3.83	10/02/2006	5,600,000
Massachusetts State Special Obligation Dedicated Tax VRDN RB Merlots Series 2004 B19 (FGIC) (Wachovia Bank N.A. SPA) (A-1)
9,925,000	3.77	10/04/2006	9,925,000
Massachusetts Water Resources Authority CP Series S-94 (Bayersiche Landesbank LOC) (P-1/A-1+)
13,000,000	3.64	12/14/2006	13,000,000

			$157,805,000

Michigan — 6.8%
ABN AMRO Munitops Certificates VRDN RB Non-AMT Series 2003-35 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)
7,900,000	3.78	10/05/2006	7,900,000
City of Detroit CP Series 2006 (Scotia Bank) (SP-1+)
5,800,000	4.50	03/01/2007	5,818,013
Detriot Sewer Disposal VRDN RB ROCS RR-II-R-103 Series 2001 (FGIC) (Citigroup Global Markets SPA) (VMIG1)
6,495,000	3.78	10/05/2006	6,495,000
Detriot Water Supply System VRDN RB Merlots Series 2003 B24 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
4,600,000	3.78	10/04/2006	4,600,000
Detroit City School District GO VRDN Merlots Series 2006-27 B (FSA) (Wachovia Bank N.A. SPA) (A-1+)
8,495,000	3.78	10/04/2006	8,495,000
Detroit City School District GO VRDN P-Floats-PT 3519 Series 2006 (FSA) (Dexia Credit Local) (F1+)
11,730,000	3.77	10/05/2006	11,730,000
Detroit City School District GO VRDN P-Floats-PT 3556 Series 2006 (FGIC) (Dexia Credit Local) (F1+)
13,555,000	3.77	10/05/2006	13,555,000
Detroit City School District GO VRDN Spears Series 2005-182 (FSA) (Deutsche Bank AG SPA) (F1+)
5,775,000	3.77	10/05/2006	5,775,000
Detroit City School District VRDN RB Putters Series 2006-1311 (FSA/Q-SBLF) (JP Morgan Chase & Co.) (A-1+)
8,500,000	3.78	10/05/2006	8,500,000
Detroit Sewer Disposal VRDN RB Putters Series 2006-1453 (FGIC) (JP Morgan Chase Bank) (A-1+)
4,955,000	3.78	10/05/2006	4,955,000
Detroit Sewer Disposal VRDN RB Refunding for Senior Lien Series 2001-2 C (FGIC) (Depfa Bank PLC) (A-1+/VMIG1)
36,700,000	3.75	10/05/2006	36,700,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Michigan — (continued)
Grosse Pointe Public School Systems GO VRDN Series 1085 (Morgan Stanley SPA) (VMIG1)
$5,450,000	3.78%	10/05/2006	$5,450,000
Michigan Municipal Bond Authority VRDN P-Floats-PT 396 Series 2000 (BNP Paribas SPA) (A-1+)
17,350,000	3.77	10/05/2006	17,350,000
Michigan State Building Authority VRDN B Putters Series 2006-1479 (FGIC) (JP Morgan Chase Bank) (A-1+)
10,600,000	3.78	10/05/2006	10,600,000
Michigan State Building Authority VRDN RB for Multi-Modal Facilities Program II Series 2005 A (Depfa Bank PLC LOC) (A-1+/VMIG1)(a)
103,955,000	3.78	10/05/2006	103,955,000
Michigan State Building Authority VRDN RB Merlots Series 2004 B10 (MBIA) (Wachovia Bank N.A. SPA) (A-1+)
7,990,000	3.78	10/04/2006	7,990,000
Michigan State GO VRDN Floaters Series 2006-1491 (FGIC) (Morgan Stanley) (A-1)
10,810,000	3.78	10/05/2006	10,810,000
Michigan State Hospital Finance Authority VRDB RB Floaters Series 2006-1308 (Morgan Stanley SPA) (VMIG1)
4,980,000	3.78	10/05/2006	4,980,000
Michigan State Hospital Finance Authority VRDN RB for Henry Ford Health Series 2006 B (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)(a)
11,345,000	3.74	10/04/2006	11,345,000
Michigan State Hospital Finance Authority VRDN RB for Henry Ford Health Series 2006 C (Charter One Bank FSB) (A-1+/VMIG1)(a)
14,800,000	3.74	10/04/2006	14,800,000
Michigan State Hospital Finance Authority VRDN RB for Trinity Health Credit Series 2005 E (Bank of Nova Scotia SPA) (A-1+/VMIG1)
25,100,000	3.83	10/02/2006	25,100,000
Michigan State Hospital Finance Authority VRDN RB for Trinity Health Credit Series 2005 G (CIFG) (Lasalle Bank N.A. SPA) (A-1/VMIG1)
7,600,000	3.83	10/02/2006	7,600,000
Michigan State Hospital Finance Authority VRDN RB Merlots Series 1999 K (MBIA) (Wachovia Bank SPA) (VMIG1)
5,000,000	3.78	10/04/2006	5,000,000
Michigan State Trunk Line Fund Series 1998 A Eagle Tax-Exempt Trust Series 1998-2202 Class A (Citibank N.A. SPA) (A-1+/VMIG1)
30,165,000	3.79	10/05/2006	30,165,000
Michigan State University VRDN RB General Series 2003 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)(a)
8,960,000	3.72	10/04/2006	8,960,000
Michigan State University VRDN RB Series 2002 A (Depfa Bank PLC SPA) (A-1+/VMIG1)
21,560,000	3.85	10/02/2006	21,560,000
Michigan State University VRDN RB Series 2005 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
45,230,000	3.72	10/04/2006	45,230,000
University of Michigan VRDN RB Series 2006 A (A-1+/VMIG1)
44,600,000	3.75	10/04/2006	44,600,000

			$490,018,013

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Minnesota(a) — 0.8%
Minnesota Public Facilities Authority VRDN RB Series 2006-1467 (Morgan Stanley) (A-1)
$4,585,000	3.78%	10/05/2006	$4,585,000
Minnesota State GO VRDN Eagle Tax-Exempt Trust Series 2001-2301 Class A (Citibank N.A. SPA) (A-1+)
3,300,000	3.79	10/05/2006	3,300,000
Minnesota State VRDN RB Putters Series 2006-1421 (JP Morgan Chase) (A-1+)
10,250,000	3.78	10/05/2006	10,250,000
Minnesota State VRDN RB Series 2006-1462 (Morgan Stanley) (F1+)
24,050,000	3.78	10/05/2006	24,050,000
Rochester Health Care Facilities VRDN RB ROCS RR-II-R 568 Series 2006 (Citigroup Global Markets LOC) (VMIG1)
5,500,000	3.78	10/05/2006	5,500,000
University of Minnesota VRDN RB ROCS RR-II-R 29 Series 2000 (Citigroup Global Markets SPA) (A-1+)
7,165,000	3.78	10/05/2006	7,165,000

			$54,850,000

Mississippi — 1.7%
Jackson County PCRB VRDN Refunding for Chevron U.S.A. Inc. Project Series 2004 (P-1)
17,500,000	3.85	10/02/2006	17,500,000
Jackson County Port Facilities VRDN RB Refunding for Chevron USA, Inc. Project Series 1993 (A-1+/P-1)
51,975,000	3.85	10/02/2006	51,975,000
Mississippi Development Bank Special Obligation VRDN RB for Municipal Gas Authority Natural Gas Project Series 2005 (Societe Generale SPA) (A-1+/VMIG1)
37,997,000	3.75	10/05/2006	37,997,000
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)
15,595,000	3.78	10/04/2006	15,595,000

			$123,067,000

Missouri — 1.7%
Curators University Systems Facilities VRDN RB Series 2006 B (A-1+/VMIG1)
3,300,000	3.82	10/02/2006	3,300,000
Jackson County Special Obligation VRDN RB Putters Series 2006-1440 (AMBAC) (JP Morgan Chase Bank) (A-1+)
10,445,000	3.78	10/05/2006	10,445,000
Kansas City IDA VRDN RB for Kansas City Downtown Redevelopment Series 2005 A (AMBAC) (Depfa Bank PLC SPA) (A-1+/VMIG1)
29,000,000	3.77	10/04/2006	29,000,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Foundation Series 2004 A (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
7,450,000	3.89	10/02/2006	7,450,000
Missouri State Board of Public Buildings Special Obligation VRDN RB Floaters Series 2006-1433 (Morgan Stanley) (A-1)
5,305,000	3.78	10/05/2006	5,305,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Missouri — (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution VRDN RB P-Floats-PT 3427 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)
$12,000,000	3.78%	10/05/2006	$12,000,000
Missouri State Health & Educational Facilities Authority Health Facilities VRDN RB Putters Series 2006-1393 (JP Morgan Chase Bank) (A-1+)
5,025,000	3.78	10/05/2006	5,025,000
Missouri State Health & Educational Facilities Authority VRDN RB Floaters Series 2005 1049 (Bank of Nova Scotia and JP Morgan Chase LOC) (A-1+/VMIG1)
20,700,000	3.89	10/02/2006	20,700,000
Missouri State Health & Educational Facilities Authority VRDN RB for Floaters Series 2005-1049 (Morgan Stanley SPA) (VMIG1)
16,185,500	3.78	10/05/2006	16,185,500
Missouri State Highways & Transit Commission State Road VRDN RB Putters Series 2006-1433 (JP Morgan Chase Bank) (A-1+)
6,900,000	3.78	10/05/2006	6,900,000
University of Missouri Systems Facilities VRDN RB Series 2006 A (A-1+/VMIG1)
6,450,000	3.89	10/02/2006	6,450,000

			$122,760,500

Nebraska — 0.7%
American Public Energy Agency VRDN RB for Nebraska Gas Supply Series 2005 A (Societe Generale SPA) (A-1+/VMIG1)
24,165,000	3.75	10/05/2006	24,165,000
Douglas County School District GO VRDN P-Floats-PT 2060 No. 1 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)
6,645,000	3.78	10/05/2006	6,645,000
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen) (A-1)
5,995,000	3.79	10/05/2006	5,995,000
Omaha GO VRDN Stars Certificates Series 2004-98 (BNP Paribas SPA) (VMIG1)(a)
10,085,000	3.77	10/05/2006	10,085,000

			$46,890,000

Nevada — 1.4%
ABN AMRO Munitops Certificate Trust VRDN RB for North Las Vegas Series 2006-47 (MBIA) (ABN AMRO Bank) (VMIG1)
13,600,000	3.79	10/05/2006	13,600,000
Clark County Airport VRDN RB Spears Series 2005-180 (AMBAC) (Deutsche Bank AG SPA) (F1+)
3,435,000	3.78	10/05/2006	3,435,000
Clark County GO VRDN Floaters Series 2006-1282 (FGIC) (Morgan Stanley SPA) (A-1)(a)
7,000,000	3.78	10/05/2006	7,000,000
Clark County School District GO VRDN Putters Series 2005-1157 (FSA) (JP Morgan Chase & Co. SPA) (F1+)
17,420,000	3.78	10/05/2006	17,420,000
Clark County School District VRDN RB Putters Series 2006-1429 (FSA) (JP Morgan Chase) (A-1)
4,700,000	3.78	10/05/2006	4,700,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Nevada — (continued)
Clark County VRDN Eagle Tax-Exempt Trust Series 2000-2801 Class A (Citibank N.A. SPA) (A-1+)
$1,000,000	3.79%	10/05/2006	$1,000,000
Eclipse Funding Trust VRDN RB for Las Vegas Series 2006-0083 (XLCA) (U.S. Bank N.A.) (A-1+)
8,310,000	3.77	10/05/2006	8,310,000
Las Vegas Valley Water District GO VRDN for Water Improvement Series 2006 B (Dexia Credit Local SPA) (VMIG1)
8,300,000	3.86	10/02/2006	8,300,000
Las Vegas Valley Water District GO VRDN for Water Improvement Series 2006 C (Dexia Credit Local SPA) (VMIG1)
31,400,000	3.85	10/02/2006	31,400,000
University of Nevada VRDN RB ROCS II-R-5001 Series 2003 (FGIC) (Citigroup Global Markets SPA) (VMIG1)
5,715,000	3.78	10/05/2006	5,715,000

			$100,880,000

New Jersey(a) — 0.4%
New Jersey Economic Development Authority VRDN RB Series 2006-1474 (FSA) (Morgan Stanley) (A-1)
7,165,000	3.76	10/05/2006	7,165,000
New Jersey State Transportation Trust Fund Authority VRDN RB Merlots Series 2006 B-03 (MBIA) (Wachovia Bank N.A. SPA) (A-1+)
17,600,000	3.77	10/04/2006	17,600,000
New Jersey Transportation Trust Fund Authority VRDB RB Merlots Series 2006 (MBIA) (Wachovia Bank) (A-1+)
7,200,000	3.77	10/04/2006	7,200,000

			$31,965,000

New Mexico — 0.4%
Albuquerque VRDN RB Refunding for Affordable Housing Projects Series 2000 (MBIA) (Bank of America N.A. SPA) (A-1+/VMIG1)
8,055,000	3.77	10/04/2006	8,055,000
Eclipse Funding Trust VRDN RB for New Mexico Financing Authority Trust Series 2006 (AMBAC) (U.S. Bank N.A.) (A-1+)(a)
9,300,000	3.77	10/05/2006	9,300,000
Farmington VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 B (Barclays Bank PLC LOC) (A-1+/P-1)
8,900,000	3.85	10/02/2006	8,900,000

			$26,255,000

New York — 4.9%
ABN AMRO Munitops Certificates VRDN RB Non- AMT Series 2004-46 (FSA) (ABN Amro Bank N.V. SPA) (VMIG1)
30,845,000	3.77	10/05/2006	30,845,000
City of New York GO VRDN Putters Series 2006-1299 (FSA) (JP Morgan Chase Bank LOC) (A-1+)
5,375,000	3.78	10/05/2006	5,375,000
Long Island Power Authority Electric System VRDN RB Series 1334 (FGIC) (Morgan Stanley) (VMIG1)
4,870,000	3.76	10/05/2006	4,870,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
Metropolitan Transportation Authority VRDN RB Merlots Series 2004 B16 (MBIA & FSA) (Wachovia Bank N.A. SPA) (A-1)
$7,185,000	3.77%	10/04/2006	$7,185,000
Metropolitan Transportation Authority VRDN RB Merlots Series B26 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)
8,000,000	3.77	10/04/2006	8,000,000
Metropolitan Transportation Authority VRDN RB Series 2006 (A-1+)
7,500,000	3.77	10/05/2006	7,500,000
Nassau County IDA Civic Facility & Improvement VRDN RB for Cold Spring Harbor Laboratory Series 1999 (JP Morgan Chase & Co. SPA) (A-1+)
5,175,000	3.87	10/02/2006	5,175,000
New York City GO VRDN Series 2004 H-7 (KBC Bank NV LOC) (A-1/VMIG1)
8,000,000	3.80	10/02/2006	8,000,000
New York City Municipal Finance Authority Water and Sewer Systems VRDN RB Series 1352 (Morgan Stanley Municipal Products) (VMIG1)
4,387,000	3.76	10/05/2006	4,387,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 1994 G (FGIC) (FGIC-SPI-SPA) (A-1+/VMIG1)
5,600,000	3.80	10/02/2006	5,600,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2006-1289 (JP Morgan Chase & Co. SPA) (A-1+)
7,050,000	3.78	10/05/2006	7,050,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB Floaters Series 2006-1249 (Morgan Stanley SPA) (VMIG1)
6,000,000	3.76	10/05/2006	6,000,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB Merlots Series 2000 DDD (Wachovia Bank N.A. SPA) (VMIG1)
16,820,000	3.77	10/04/2006	16,820,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 1D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
7,865,000	3.87	10/02/2006	7,865,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 3F (Royal Bank of Canada SPA) (A-1+/VMIG1)
17,950,000	3.87	10/02/2006	17,950,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
42,275,000	3.86	10/02/2006	42,275,000
New York City Transitional Finance Authority VRDN RB Merlots Series 1999 B (Wachovia Bank N.A. SPA) (VMIG1)
12,340,000	3.77	10/04/2006	12,340,000
New York City Transitional Finance Authority VRDN RB P-Floats-PT 406 Series 2000 (Depfa Bank PLC SPA) (A-1+)
13,160,000	3.76	10/05/2006	13,160,000
New York City Transitional Finance Authority VRDN RB Putters Series 2005-1155 (JP Morgan Chase & Co. SPA) (VMIG1)
23,795,000	3.78	10/05/2006	23,795,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York GO VRDN Series 2005 Subseries E-4 (Bank of America N.A. LOC) (A-1+/VMIG1)
$18,600,000	3.74%	10/05/2006	$18,600,000
New York Stars GO VRDN Series 2006-156 (BNP Paribas) (VMIG1)
32,490,000	3.77	10/05/2006	32,490,000
New York State Dormitory Authority VRDN RB Merlots Series 2000 G (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)
6,000,000	3.77	10/04/2006	6,000,000
New York State Dormitory Authority VRDN RB Series 2006-1417 (Morgan Stanley) (A-1)
15,200,000	3.76	10/05/2006	15,200,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Series 2005-1121 (Morgan Stanley SPA) (F1+)
19,695,000	3.76	10/05/2006	19,695,000
New York State Urban Development Corp. VRDN RB Series 2003 SG-164 (FGIC) (Societe Generale SPA) (A-1+)
15,500,000	3.76	10/05/2006	15,500,000
New York State Urban Development Corp. VRDN RB Series 2006 Series SG-163 (FGIC) (Societe Generale SPA) (A-1+)
9,100,000	3.76	10/05/2006	9,100,000
Triborough Bridge & Tunnel Authority VRDN RB Series 1449 (Morgan Stanley) (F1+)
4,350,000	3.76	10/05/2006	4,350,000

			$355,127,000

North Carolina — 3.0%
Buncombe County Metropolitan Sewer District Sewer System VRDN RB Refunding (XLCA) (Bank of America N.A. SPA) (A-1+/VMIG1)
5,855,000	3.76	10/05/2006	5,855,000
Cabarrus County VRDN COPS ROCS II-R-4520 Series 2003 (AMBAC) (Citigroup Global Markets SPA) (A-1+)
5,285,000	3.78	10/05/2006	5,285,000
Charlotte-Mecklenberg Hospital Authority Healthcare Systems VRDN RB for Carolinas Healthcare Series 2005 C (Bank of America N.A. SPA) (A-1+/VMIG1)
10,655,000	3.85	10/02/2006	10,655,000
Charlotte-Mecklenburg Hospital Authority Health Care System VRDN RB Series 2006-1272 (Morgan Stanley SPA) (A-1)
6,860,000	3.78	10/05/2006	6,860,000
Mecklenburg County VRDN COPS Series 2006 (Depfa Bank PLC SPA) (A-1+/VMIG1)(a)
7,525,000	3.72	10/05/2006	7,525,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Series 2006-0012 Class A (Citibank N.A SPA) (A-1+)
14,365,000	3.79	10/05/2006	14,365,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Tax-Exempt Trust Series 2005-3016 Class A (Citibank N.A. SPA) (A-1+)
8,600,000	3.79	10/05/2006	8,600,000
North Carolina Capital Facilities VRDN RB Eagle Tax-Exempt Trust Series 2005-0060 Class A (Citibank N.A. SPA) (A-1+)
15,600,000	3.79	10/05/2006	15,600,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
North Carolina — (continued)
North Carolina Medical Care Commission VRDN RB for Northeast Medical Center Project Series 2006 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)(a)
$8,250,000	3.74%	10/04/2006	$8,250,000
North Carolina State GO VRDN ROCS RR-II-R 496 Series 2005 (Citibank N.A. SPA) (A-1+)
15,180,000	3.78	10/05/2006	15,180,000
North Carolina State VRDN RB Putters Series 2006-1400 (JP Morgan Chase) (A-1+)
4,440,000	3.78	10/05/2006	4,440,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (Depfa Bank PLC SPA) (A-1+/VMIG1)(a)
9,300,000	3.73	10/04/2006	9,300,000
University of North Carolina at Chapel Hill RB VRDN for Updates Series 2001 A (SPA-Landesbank Hessen-Thueringen) (A-1+/VMIG1)
4,750,000	3.80	10/02/2006	4,750,000
University of North Carolina for Chapel Hill Hospital VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
45,335,000	3.74	10/05/2006	45,335,000
University of North Carolina for Chapel Hill Hospital VRDN RB Series 2001 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
4,100,000	3.85	10/02/2006	4,100,000
University of North Carolina VRDN RB Eagle Series 2006-0024 Class A (Landesbank Hessen-Thueringen) (A-1)
19,800,000	3.79	10/05/2006	19,800,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)
10,345,000	3.79	10/05/2006	10,345,000
University of North Carolina VRDN RB Floaters Series 2006-1354 (Morgan Stanley SPA) (VMIG1)
5,425,000	3.78	10/05/2006	5,425,000
Wilmington GO VRDN Refunding Series 2002 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
14,845,000	3.76	10/04/2006	14,845,000

			$216,515,000

Ohio(a) — 0.1%
Ohio State GO VRDN Putters Series 200-1394 (JP Morgan Chase) (A-1+)
2,575,000	3.78	10/05/2006	2,575,000
Ohio State GO VRDN Series 2002-603 (FSA) (Morgan Stanley SPA) (A-1)
5,000,000	3.78	10/05/2006	5,000,000

			$7,575,000

Oklahoma — 0.5%
Oklahoma City VRDN RB Putters Series 2005-855 (AMBAC) (JP Morgan Chase & Co.) (A-1+)
5,305,000	3.78	10/05/2006	5,305,000
Oklahoma Turnpike Authority VRDN RB Series 2006 E (Lloyds TSB Bank and Fortis Bank and BBVA Capital) (VMIG1/AAA)
3,000,000	3.78	10/05/2006	3,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Oklahoma — (continued)
Payne County Economic Development Authority Student Housing VRDN RB for Osuf Phase III Project Series 2002 (AMBAC) (Dexia Credit Local SPA) (VMIG1)(b)
$30,540,000	3.77%	10/05/2006	$30,540,000

			$38,845,000

Oregon — 1.0%
Deschutes County Hospital Facilities Authority VRDN RB for Cascade Healthcare Community Series 2005 A (AMBAC) (Morgan Stanley) (A-1/VMIG1)(a)
15,559,000	3.75	10/04/2006	15,559,000
Oregon State GO VRDN Series 1985 73-G (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
3,300,000	3.80	10/04/2006	3,300,000
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
52,600,000	3.80	10/04/2006	52,600,000

			$71,459,000

Other Territories(a) — 11.4%
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-001 (FGIC, AMBAC, FSA, MBIA) (Merrill Lynch Capital Services) (F1+)(a)
281,695,000	3.99	10/05/2006	281,695,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-002 Series 2006 (Merrill Lynch Capital Services) (F1+)
349,139,000	3.99	10/05/2006	349,139,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-003 Series 2006 (FGIC, AMBAC, FSA, MBIA & PSF-GTD) (Merrill Lynch Capital Services) (F1+)(a)
188,095,000	4.00	10/05/2006	188,095,000

			$818,929,000

Pennsylvania — 2.0%
ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2004-9 (AMBAC) (ABN AMRO Bank N.V. SPA) (VMIG1)
8,000,000	3.78	10/05/2006	8,000,000
Commonwealth of Pennsylvania GO VRDN Putters Series 2006-1382 (JP Morgan Chase LOC) (A-1+)
3,550,000	3.81	10/05/2006	3,550,000
Delaware Valley Regioinal Financial Authority Local Government VRDN RB ROCS-RR-R 627 Series 2006 (Citigroup Financial Products) (A-1+/VMIG1)
12,980,000	3.78	10/05/2006	12,980,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 B (National Australia Bank LOC) (A-1+/VMIG1)
8,300,000	3.75	10/04/2006	8,300,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 C (National Australia Bank LOC) (A-1+/VMIG1)
15,700,000	3.75	10/04/2006	15,700,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 D (National Australia Bank LOC) (A-1+/VMIG1)
15,350,000	3.75	10/04/2006	15,350,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Pennsylvania — (continued)
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1986 (National Australia Bank LOC) (A-1+/VMIG1)
$3,300,000	3.75%	10/04/2006	$3,300,000
Delaware Valley VRDN RB Regional Financial Authority Local Government P-Floats-PT 936 (Banque Nationale Paris SPA) (A-1+)
8,500,000	3.77	10/04/2006	8,500,000
Geisinger Authority Health Systems VRDN RB Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,200,000	3.89	10/02/2006	2,200,000
Pennsylvania Economic Development Finance Authority Health System VRDN RB for Jefferson Health System Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
7,525,000	3.74	10/04/2006	7,525,000
Pennsylvania Turnpike Commission VRDN RB Series 1998 Q (Bayerische Landesbank, Landesbank Baden-Wurttemberg and Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
3,700,000	3.81	10/02/2006	3,700,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
28,850,000	3.78	10/04/2006	28,850,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-3 (Bayerische Landesbank SPA) (A-1+/VMIG1)
2,000,000	3.78	10/04/2006	2,000,000
Pennsylvania Turnpike Commission VRDN RB Series 2006 (AMBAC) (Bayerische Landesbank SPA) (F1+)
3,795,000	3.77	10/04/2006	3,795,000
Philadelphia GO TRANS Series 2006 (SP-1+/MIG1)
14,000,000	4.50	06/29/2007	14,073,233
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Childrens Hospital Series 2005 A (Fleet National Bank SPA) (A-1+/VMIG1)
3,825,000	3.88	10/02/2006	3,825,000

			$141,648,233

Rhode Island(a) — 0.1%
Rhode Island Clean Water Protection Finance Agency VRDN PCRB P-Floats-PT 1403 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)
5,135,000	3.78	10/05/2006	5,135,000

South Carolina(a) — 0.6%
South Carolina GO VRDN ROCS RR-II-R 337 Series 2005 (Citibank N.A. SPA) (VMIG1)
5,000,000	3.78	10/05/2006	5,000,000
South Carolina Public Service Authority VRDN RB Eagle Tax-Exempt Trust Series 2004-0017 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)
10,000,000	3.79	10/05/2006	10,000,000
South Carolina State Public Service Authority VRDN RB Stars Series 2006-158 (AMBAC) (BNP Paribas) (VMIG1)
21,745,000	3.77	10/05/2006	21,745,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
South Carolina(a) — (continued)
South Carolina Transportation Infrastructure Bank VRDN RB Series 2006 (AMBAC) (Morgan Stanley) (F1+)
$6,385,000	3.78%	10/05/2006	$6,385,000

			$43,130,000

Tennessee — 2.4%
Blount County Public Building Authority VRDN RB for Local Government Improvement Series 2006-DA (XLCA) (Depfa Bank PLC SPA) (VMIG1)
14,800,000	3.80	10/02/2006	14,800,000
Chattanooga Health Educational & Housing Facilities Board VRDN RB Refunding for Catholic Health Series 2004 C (A-1+/VMIG1)
11,560,000	3.75	10/04/2006	11,560,000
Memphis Electric System VRDN RB Series 2005-1031 (MBIA) (Morgan Stanley SPA) (P-1/A-1+)(a)
5,600,000	3.78	10/05/2006	5,600,000
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA)
11,400,000	3.61	12/06/2006	11,400,000
Memphis GO VRDN Certificates Series 2005-7 Class A (MBIA) (IXIS Municipals Products SPA) (A-1+)
5,750,000	3.77	10/05/2006	5,750,000
Memphis GO VRDN Series 2005-1018 (MBIA) (Morgan Stanley SPA) (F1+)(a)
11,175,000	3.78	10/05/2006	11,175,000
Metropolitan Government Nashville & Davidson County GO VRDN Series 2006 A (Depfa) (A-1+/VMIG1)(a)
11,450,000	3.72	10/05/2006	11,450,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
30,915,000	3.70	10/05/2006	30,915,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (A-1+/VMIG1)
33,410,000	3.70	10/05/2006	33,410,000
Metropolitan Government of Nashville County CP Series 2005 (A-1+)
10,000,000	3.65	10/11/2006	10,000,000
Sevier County Public Building Authority VRDN RB for Local Government Public Improvement Series 1999 III-F (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
9,715,000	3.76	10/05/2006	9,715,000
Shelby County COPS Eagle Tax-Exempt Trust Series 2001-4202 Class A (Citibank N.A. SPA) (A-1+)
17,000,000	3.79	10/05/2006	17,000,000

			$172,775,000

Texas — 14.5%
ABN AMRO Munitops Certificate Trust GO VRDN for Texas Non-AMT Trust Certificares Series 2006-54 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (VMIG1)
9,940,000	3.79	10/05/2006	9,940,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
ABN AMRO Munitops Certificates Trust VRDN GO Non-AMT Series 2006-22 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)
$17,120,000	3.79%	10/05/2006	$17,120,000
Alamo Heights Independent School District GO VRDN for Putters Series 2005-980 (PSF-GTD) (JP Morgan Chase & Co. SPA) (VMIG1)
13,185,000	3.78	10/05/2006	13,185,000
City Of Dallas Waterworks CP Series 2006 (Bank of America LOC) (P-1/A-1+)
3,000,000	3.55	04/05/2007	3,000,000
City of Houston CP Notes Series 2006 A (Dexia Credit Local and Landesbank Hessen-Thueringen SPA) (A-1)
7,300,000	3.60	12/07/2006	7,300,000
City of Houston CP Series E (Bank of America N.A. SPA) (A-1+/P-1)
14,000,000	3.60	12/07/2006	14,000,000
City of Houston CP Series F (Depfa Bank PLC SPA) (A-1+/P-1)
11,000,000	3.65	11/03/2006	11,000,000
City of Houston CP Series F (Depfa Bank PLC SPA) (A-1+/P-1)
8,000,000	3.70	11/09/2006	8,000,000
8,000,000	3.60	12/07/2006	8,000,000
City of Houston GO VRDN Putters Series 2005-1222 (AMBAC) (JP Morgan Chase & Co. SPA) (F1+)
5,350,000	3.78	10/05/2006	5,350,000
Collin County GO VRDN Spears Series 2005 DB-177 (Deutsche Bank AG SPA) (A-1+)
4,785,000	3.77	10/05/2006	4,785,000
Cypress Fairbanks Independent School District GO VRDN P-Floats-PT 2283 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)
9,770,000	3.78	10/05/2006	9,770,000
Cypress-Fairbanks GO VRDN Independent School District P-Floats-PT-3405 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)
10,805,000	3.78	10/05/2006	10,805,000
Dallas Area Rapid Transit CP Series 2006 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank AG SPA) (P-1/A-1+)
27,000,000	3.50	10/05/2006	27,000,000
6,000,000	3.65	01/10/2007	6,000,000
17,500,000	3.68	04/03/2007	17,500,000
26,000,000	3.80	04/03/2007	26,000,000
28,400,000	3.55	04/05/2007	28,400,000
Dallas Area Rapid Transit VRDN RB P-Floats-PT 1503 Series 2002 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)
5,380,000	3.78	10/05/2006	5,380,000
Dallas GO VRDN P-Floats-PT 2447 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)
8,860,000	3.78	10/05/2006	8,860,000
Dallas GO VRDN P-Floats-PT 2745 Series 2005 (Merrill Lynch Capital Services SPA) (A-1+)
8,170,000	3.78	10/05/2006	8,170,000
Dallas Independent School District GO VRDN ROCS RR-II-R 6038 Series 2004 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)
6,125,000	3.78	10/05/2006	6,125,000
Dallas Independent School District P-Floats-PT 1909 Series 2003 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)
5,580,000	3.78	10/05/2006	5,580,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Dallas Waterworks & Sewer Systems VRDN RB Putters Series 2006-1434 (JP Morgan Chase Bank & Co.) (A-1)
$6,600,000	3.78%	10/05/2006	$6,600,000
Denton Independent School District GO VRDN for School Building Series 2006 B (PSF-GTD) (Bank of America N.A. SPA) (A-1+)
17,500,000	3.78	10/05/2006	17,500,000
Eclipse Funding Trust GO VRDN Alamo Community College District (MBIA) (U.S. Bank N.A.) (A-1+)
10,425,000	3.77	10/05/2006	10,425,000
Eclipse Funding Trust VRDN RB for El Paso Series 2006-0071 (MBIA) (U.S Bank N.A. SPA) (A-1+)
4,000,000	3.77	10/05/2006	4,000,000
Eclipse Funding Trust VRDN RB for Harris Country Series 2006-0040 (FGIC) (US Bank NA LOC) (A-1+)
9,985,000	3.77	10/05/2006	9,985,000
Eclipse Funding Trust VRDN RB for Texas State Series 2006-0057 (MBIA-IBC) (US Bank N.A.) (A-1+)
5,235,000	3.77	10/05/2006	5,235,000
Fort Bend Independent School District GO VRDN Floaters Series 2006-1455 (PSF-GTD) (Morgan Stanley) (F1+)
3,290,000	3.78	10/05/2006	3,290,000
Fort Bend Independent School District GO VRDN ROCS II-R-2141 Series 2004 (PSF-GTD) (Citigroup Global Markets SPA) (A-1+)
8,360,000	3.78	10/05/2006	8,360,000
Harlingen Independent School District VRDN Spears Series 2005 DB-143 (PSF-GTD) (Deutsche Bank AG SPA) (A-1+)
5,580,000	3.77	10/05/2006	5,580,000
Harris County Health Facilities Development Corp. VRDN RB Series 2000-357 (MBIA) (Morgan Stanley SPA) (VMIG1)
5,392,500	3.78	10/05/2006	5,392,500
Harris County Health Facilities Development VRDN RB for The Methodist Health System Series 2006 A (A-1+)
43,500,000	3.89	10/02/2006	43,500,000
Harris County Health Facilities Development VRDN RB Refunding for St. Luke’s Episcopal Hospital Series 2001 B (JP Morgan Chase & Co., Bayerische Landesbank, Bank of America N.A. and Northern Trust Company SPA) (St. Luke’s Episcopal Hospital) (A-1+)

29,600,000	3.89	10/02/2006	29,600,000
Harris County VRDN RB Putters Series 2005-1172-Z (FSA) (JP Morgan Chase & Co. SPA) (VMIG1)
11,675,000	3.78	10/05/2006	11,675,000
Houston GO VRDN Putters Series 2005-1151 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
12,570,000	3.78	10/05/2006	12,570,000
Houston GO VRDN ROCS II-R-1048 Series 2004 (Citigroup Global Markets SPA) (VMIG1)
10,170,000	3.78	10/05/2006	10,170,000
Houston GO VRDN ROCS II-R-4062 Series 2004 (Citigroup Global Markets SPA) (A-1+)
5,275,000	3.78	10/05/2006	5,275,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Series 2006 A (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
26,800,000	3.77	10/04/2006	26,800,000
Houston Independent School District Spears DB-169 Series 2005 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)
7,865,000	3.78	10/05/2006	7,865,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Houston Independent School District Spears DB-169 Series 2005 (PSF-GTD) (Deutsche Bank AG SPA) (A-1+)
$3,980,000	3.77%	10/05/2006	$3,980,000
Houston Independent School District VRDN RB Putters Series 2005-1060 (PSF-GTD) (JP Morgan Chase & Co.) (VMIG1)
5,335,000	3.78	10/05/2006	5,335,000
Houston Utilities System VRDN RB Putters Series 2005-1076 (MBIA) (JP Morgan Chase & Co. SPA) (VMIG1)
4,995,000	3.78	10/05/2006	4,995,000
Houston Utilities Systems Revenue VRDN RB Merlots Series 2004 B-17 (FGIC and MBIA) (Wachovia Bank N.A. SPA) (A-1+)
12,150,000	3.78	10/04/2006	12,150,000
Houston Water & Sewer Systems VRDN RB P-Floats-PT 3568 Series 2006 (MBIA) (Dexia Credit Local) (F1+)
9,340,000	3.77	10/05/2006	9,340,000
Keller Independent School District GO VRDN P-Floats-PT 2280 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)
6,320,000	3.78	10/05/2006	6,320,000
Lewisville Independent School District GO VRDN Putters Series 2006-1441 (PSF-GTD) (JP Morgan Chase Bank) (A-1+)
4,385,000	3.78	10/05/2006	4,385,000
Mansfield Independent School District GO VRDN Merlots Series 2004-B11 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+)
14,570,000	3.78	10/04/2006	14,570,000
Mansfield Independent School District GO VRDN P-Floats-PT 2401 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)
5,180,000	3.78	10/05/2006	5,180,000
Mansfield Independent School District GO VRDN ROCS RR-II-R 2172 Series 2005 (PSF-GTD) (Citigroup Global Markets SPA) (VMIG1)
5,600,000	3.78	10/05/2006	5,600,000
Mansfield Independent School District GO VRDN Spears Series 2005 DB-159 (PSF-GTD) (Deutsche Bank A.G. SPA) (F1+)
5,605,000	3.77	10/05/2006	5,605,000
North East Independent School District GO VRDN Putters Series 2004-393 (PSF-GTD) (JP Morgan Chase & Co. SPA) (VMIG1)
3,930,000	3.78	10/05/2006	3,930,000
North Texas Tollway Authority VRDN RB Dallas North Tollway Systems Series 2003 SG-167 (AMBAC) (Societe Generale SPA) (A-1+)
8,975,000	3.77	10/05/2006	8,975,000
Northside Independent School District GO VRDN Series 1099 (PSF-GTD) (Morgan Stanley SPA) (F1+)
4,017,500	3.78	10/05/2006	4,017,500
Pflugerville Independent School District GO VRDN P-Floats-PT 2829 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)
6,405,000	3.78	10/05/2006	6,405,000
Pflugerville Independent School District GO VRDN Series 2005-1058 (PSF-GTD) (Morgan Stanley SPA) (VMIG1)
7,928,500	3.78	10/05/2006	7,928,500
Plano Independent School District VRDN RB Putters Series 2005-1428 (JP Morgan Chase & Co.) (A-1)
3,365,000	3.78	10/05/2006	3,365,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
RBC Municipal Products, Inc. Trust VRDN RB Floater Certificates for Austin Water & Wastewater Series 2006 I-4 (MBIA) (Royal Bank of Canada) (VMIG1)
$6,000,000	3.78%	10/05/2006	$6,000,000
Rice University CP (P-1/A-1+)
8,000,000	3.63	02/08/2007	8,000,000
San Antonio Electric & Gas Systems CP Series A (Bank of America N.A./State Street Corp. SPA) (A-1+/P-1)
39,600,000	3.53	10/05/2006	39,600,000
San Antonio Electric & Gas Systems CP Series A (Bank of America N.A./State Street Corp. SPA) (A-1+/P-1)
31,500,000	3.50	10/18/2006	31,500,000
27,000,000	3.55	12/06/2006	27,000,000
San Antonio Electric & Gas Systems VRDN RB Series 1997 SG-104 (Societe Generale SPA) (A-1+)
54,100,000	3.77	02/01/2019	54,100,000
San Antonio GO VRDN P-Floats-PT 2695 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)
11,045,000	3.78	10/05/2006	11,045,000
San Antonio GO VRDN P-Floats-PT 2696 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)
10,985,000	3.78	10/05/2006	10,985,000
San Antonio Water Revenue VRDN Merlots Series 2000 VV (Wachovia Bank N.A. SPA) (VMIG1)
17,420,000	3.78	10/04/2006	17,420,000
San Antonio Water System CP (Bank of America N.A. SPA) (A-1+/P-1)
21,700,000	3.60	12/07/2006	21,700,000
Texas A & M University VRDN RB P-Floats-PT 2926 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)
9,130,000	3.78	10/05/2006	9,130,000
Texas A & M University VRDN RB Putters Series 2005-945 (JP Morgan Chase & Co. SPA) (A-1+)
5,435,000	3.78	10/05/2006	5,435,000
Texas State GO VRDN Municipal Securties Trust Receipts SGB 58 Series 2005 A (Societe Generale SPA) (A-1+)
5,800,000	3.78	10/05/2006	5,800,000
Texas State GO VRDN P-Floats-PT 2868 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)
8,430,000	3.78	10/05/2006	8,430,000
Texas State GO VRDN Putters Series 2006-1215 (JP Morgan Chase & Co. SPA) (F1+)
4,465,000	3.78	10/05/2006	4,465,000
Texas State GO VRDN Putters Series 2006-1361 (JP Morgan Chase Bank) (A-1+)(a)
8,600,000	3.78	10/05/2006	8,600,000
Texas State GO VRDN ROCS RR-II-R 378 Series 2005 (Citibank N.A. SPA) (VMIG1)
7,990,000	3.78	10/05/2006	7,990,000
Texas State Public Finance Authority CP Series 2003 C (A-1+/VMIG1)
5,000,000	3.70	10/03/2006	5,000,000
Texas State TRANS Series 2006 (SP-1+/MIG1)
85,500,000	4.50	08/31/2007	86,207,016
Texas State Transportation Commission VRDN RB Eagle Series 2006-0085 Class A (Citibank NA) (A-1+)
10,700,000	3.79	10/05/2006	10,700,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Texas State Transportation Commission VRDN RB Putters Series 1297 (JP Morgan Chase & Co.) (A-1+)
$20,000,000	3.78%	10/05/2006	$20,000,000
Texas State Transportation Commission VRDN RB Putters Series 2006-1329 (JP Morgan Chase Bank) (A-1+)
5,475,000	3.78	10/05/2006	5,475,000
Texas Water Development Board VRDN RB Refunding for State Revolving Fund Subseries 2005 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
2,190,000	3.84	10/02/2006	2,190,000
University of Texas VRDN RB Eagle Series 2006-0108 (Citibank NA) (A-1+)(a)
18,810,000	3.79	10/05/2006	18,810,000
University of Texas VRDN RB for Revenues Systems Series 2006 A (A-1+/VMIG1)
5,560,000	3.80	10/04/2006	5,560,000
University of Texas VRDN RB Putter Series 2006-1328 (JP Morgan Chase & Co. SPA) (A-1+)
5,000,000	3.78	10/05/2006	5,000,000
West University Place GO VRDN Spears Series 2006 DB-197 (FGIC) (Deutsche Bank AG) (A-1+)
10,020,000	3.77	10/05/2006	10,020,000

			$1,043,335,516

Utah — 2.5%
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
27,410,000	3.75	10/05/2006	27,410,000
Central Water Conservancy District GO VRDN Refunding Series 2002 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
19,400,000	3.75	10/04/2006	19,400,000
Central Water Conservancy District GO VRDN Refunding Series 2004 C (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
42,400,000	3.75	10/04/2006	42,400,000
Intermountain Power Agency Power Supply VRDN RB Series 1985 E (AMBAC) (Morgan Stanley Bank SPA) (A-1/VMIG1)
4,260,000	3.60	12/01/2006	4,260,000
Salt Lake County VRDN RB Sales Tax P-Floats-PT 2902 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)
7,950,000	3.78	10/05/2006	7,950,000
State of Utah GO Series 2002 A (Aaa/AAA)
5,825,000	5.00	07/01/2007	5,880,098
State of Utah GO Series 2003 A (Aaa/AAA)
5,000,000	5.00	07/01/2007	5,047,294
Utah State GO VRDN P-Floats-PT 429 Series 2000 (Depfa Bank PLC SPA) (A-1+)(a)
14,715,000	3.77	10/04/2006	14,715,000
Utah Transit Authority VRDN RB Putters Series 2006-1170 B (FSA) (JP Morgan) (VMIG1)
4,980,000	3.78	10/05/2006	4,980,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-11 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
8,400,000	3.79	10/04/2006	8,400,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Utah — (continued)
Utah Water Finance Agency VRDN RB for Tender Option Series 2006 A-15 (AMBAC) (JP Morgan Chase & Co. SPA)) (VMIG1)
$10,000,000	3.78%	10/05/2006	$10,000,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-12 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
5,400,000	3.78	10/05/2006	5,400,000
Utah Water Finance Agency VRDN RB Series 2002 A-1 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)(a)
11,045,000	3.78	10/04/2006	11,045,000
Utah Water Finance Agency VRDN RB Series 2004 A-9 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
15,000,000	3.79	10/04/2006	15,000,000

			$181,887,392

Virginia — 1.4%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (University of Virginia) Series 2005-48 (ABN AMRO Bank N.V. SPA) (VMIG1)
6,500,000	3.77	10/05/2006	6,500,000
University of Virginia VRDN RB Eagle Series 2006-0017 Class A (Citibank N.A. SPA) (A-1+)
12,200,000	3.79	10/05/2006	12,200,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (SunTrust Bank SPA) (VMIG1)
12,000,000	3.75	10/04/2006	12,000,000
Virginia College Building Authority VRDN RB Series 2006 B (Wachovia Bank) (A-1+/VMIG1)
38,215,000	3.86	10/02/2006	38,215,000
Virginia Commonwealth University VRDN RB Series 2006 A (AMBAC) (Wachovia Bank) (A-1+/VMIG1)
3,100,000	3.80	10/02/2006	3,100,000
Virginia Commonwealth University VRDN RB Series 2006 B (AMBAC) (Wachovia Bank) (A-1+/VMIG1)
27,600,000	3.78	10/02/2006	27,600,000

			$99,615,000

Washington — 5.0%
Eclipse Funding Trust GO VRDN for Washington Solar Eclipse Series 2006-13 (AMBAC) (US Bank N.A. SPA) (F1+)
25,905,000	3.77	10/05/2006	25,905,000
Eclipse Funding Trust VRDN RB for King County Series 2006 (FSA) (US Bank N.A. SPA) (A-1+)
15,340,000	3.77	10/05/2006	15,340,000
Eclipse Funding Trust VRDN RB for Seattle Water Systems Series 2006-2 (MBIA) (US Bank N.A. SPA) (VMIG1)
6,700,000	3.77	10/05/2006	6,700,000
Energy Northwest Electric Revenue VRDN RB Eagle Series 2006-0065 Class A (Citibank N.A. SPA) (A-1+)
10,000,000	3.79	10/05/2006	10,000,000
Energy Northwest Electric VRDN RB ROCS RR-II-R-6063 Series 2006 (Citibank N.A. SpA) (VMIG1)
14,675,000	3.78	10/05/2006	14,675,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Washington — (continued)
Grant County Public Utility District VRDN Eagle Tax-Exempt Trust Series 2001-4702 Class A (FSA) (Citibank N.A. SPA) (A-1+)
$8,810,000	3.79%	10/05/2006	$8,810,000
King & Snohomish Counties Washington School District #417 Northshore GO VRDN P-Floats-PT 1445 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)
5,155,000	3.78	10/05/2006	5,155,000
King County GO VRDN P-Floats-PT 2703 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)
9,495,000	3.78	10/05/2006	9,495,000
King County GO VRDN Series 2005-1242 (FGIC) (Morgan Stanley SPA) (VMIG1)
6,630,000	3.78	10/05/2006	6,630,000
King County GO VRDN Spears Series 2005 DB-174 (FGIC) (Deutsche Bank AG) (F1+)
8,000,000	3.77	10/05/2006	8,000,000
King County School District No. 401 Highline Public Schools GO VRDN P-Floats-PT 1423 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
11,045,000	3.78	10/05/2006	11,045,000
King County Sewer VRDN RB Bruts Series 2000 E (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)
9,525,000	3.78	10/05/2006	9,525,000
Port Seattle VRDN RB Series 2003 849-D (MBIA) (Morgan Stanley SPA) (A-1)(a)
28,240,000	3.78	10/05/2006	28,240,000
Seattle Water Systems VRDN RB Eagle Tax-Exempt Trust Series 2005-0016 Class A (MBIA) (Citibank N.A. SPA) (A-1+)
12,530,000	3.79	10/05/2006	12,530,000
Seattle Water Systems VRDN RB Spears Series 2006-191 DB (MBIA) (Deutsche Bank A.G. SPA) (A-1+)
6,785,000	3.77	10/05/2006	6,785,000
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
13,855,000	3.78	10/04/2006	13,855,000
Washington State COPS Eagle Tax-Exempt Trust Series 2000 Class A (Citibank N.A. SPA) (A-1+)
12,000,000	3.79	10/05/2006	12,000,000
Washington State Eagle Tax-Exempt Trust Series 2002 (Merrill Lynch Capital Services SPA) (A-1)
10,250,000	3.78	10/05/2006	10,250,000
Washington State Eagle Tax-Exempt Trust Series 2002-4703 Class A (MBIA) (Citibank N.A. SPA) (A-1+)
8,915,000	3.79	10/05/2006	8,915,000
Washington State GO Eagle Tax-Exempt Trust Series 1996C-4704 Class A (Citibank N.A. SPA) (A-1+)
8,525,000	3.79	10/05/2006	8,525,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 2002-4701 Class A (FSA) (Citibank N.A. SPA) (A-1+)
10,060,000	3.79	10/05/2006	10,060,000
Washington State GO VRDN Floaters Series 2005-1161 (AMBAC) (Morgan Stanley SPA) (A-1)
9,996,500	3.78	10/05/2006	9,996,500

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Washington — (continued)
Washington State GO VRDN Merlots Series 2003 B-23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
$18,185,000	3.78%	10/04/2006	$18,185,000
Washington State GO VRDN Merlots Series 2004 B-22 (FSA) (Wachovia Bank N.A. SPA) (A-1+)
8,745,000	3.78	10/04/2006	8,745,000
Washington State GO VRDN P-Floats-PT 433 Series 2000 (Depfa Bank PLC SPA) (A-1+)
9,760,000	3.78	10/05/2006	9,760,000
Washington State GO VRDN Putters Series 2005-1199 (FSA) (JP Morgan Chase & Co. SPA) (VMIG1)
7,225,000	3.78	10/05/2006	7,225,000
Washington State GO VRDN Putters Series 2006-1379 (AMBAC) (JP Morgan Chase Bank) (A-1+)
27,745,000	3.78	10/05/2006	27,745,000
Washington State GO VRDN Putters Series 2006-1399 (AMBAC) (JP Morgan Chase) (A-1+)
8,770,000	3.78	10/05/2006	8,770,000
Washington State GO VRDN Putters Series 2006-1437 (AMBAC) (JP Morgan Chase) (A-1)
9,280,000	3.78	10/05/2006	9,280,000
Washington State Higher Educational Facilities Authority VRDN RB for University Puget Sound Project Series 2006 B (Bank of America N.A. LOC) (VMIG1)
6,000,000	3.76	10/05/2006	6,000,000
Washington State University VRDN RB Floaters Series 2006-1405 (AMBAC) (Morgan Stanley SPA) (A-1)
10,590,000	3.78	10/05/2006	10,590,000

			$358,736,500

West Virginia — 0.0%
Marshall County VRDN PCRB for Mountaineer Carbon Co. Series 2005 (A-1+/P-1)
2,000,000	3.89	10/02/2006	2,000,000

Wisconsin(a) — 1.6%
Milwaukee Metropolitan Sewage District GO VRDN P-Floats-PT 2678 Series 2005 (Dexia Credit Local SPA) (F1+)
16,585,000	3.77	10/05/2006	16,585,000
Wisconsin State GO VRDN P-Floats-PT 1507 Series 2002 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)
5,790,000	3.78	10/05/2006	5,790,000
Wisconsin State Health & Educational Facilities Authority VRDN RB P-Floats-PT 917 Series 2004 (MBIA) (Landesbank Hessen-Thueringen SPA) (A-1)
82,070,000	3.78	10/05/2006	82,070,000
Wisconsin State Transportation Board VRDN RB Eagle Tax-Exempt Trust Series 2000-4901 Class A (Citibank N.A. SPA) (A-1+)
7,615,000	3.79	10/05/2006	7,615,000

			$112,060,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Wyoming — 0.2%
Uinta County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (P-1)
$13,400,000	3.85%	10/02/2006	$13,400,000

Total Investments — 102.3%			$7,362,245,259

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%			(162,478,143)

NET ASSETS — 100.0%			$7,199,767,116

The percentage shown for each category reflects the value of the investments in that category as a percentage of net assets.

(a) All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are obtained from Standard & Poor’s / Moody’s Investor Service / Fitch. A description of the ratings is available in the Fund’s Statement of Additional Investment Information.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BANS	— Bond Anticipation Notes
COPS	— Certificates of Participation
CP	— Commercial Paper
FGIC	— Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	— Insured by Financial Guaranty Insurance Co. - Transferable Custodial Receipts
FHLMC	— Insured by Federal Home Loan Mortgage Corp.

FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRB	— Industrial Development Revenue Bond
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MBIA-IBC	— Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
MF Hsg.	— Multi-Family Housing
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
ROCS	— Reset Option Certificates
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TFA	— Transportation Finance Authority
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

September 30, 2006

NOTES TO THE SCHEDULE OF INVESTMENTS (UNAUDITED)

Investment Valuation — Each Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Forward Commitment Transactions — The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Funds are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of the securities. Losses may arise due to changes in the market value or from the inability of counterparties to meet the terms of the transaction.

Portfolio Concentration — As a result of the Financial Square Tax-Free Money Market Fund’s ability to invest a large percentage of its assets in obligations of issuers within certain states, the fund is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At September 30, 2006, certain Funds had undivided interests in the Joint Repurchase Agreement Account I, as follows:

Principal
Fund	Amount

Financial Square Prime Obligations	$111,500,000

Financial Square Money Market	96,400,000

Financial Square Treasury Obligations	4,427,500,000

Financial Square Government	29,100,000

GOLDMAN SACHS FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS UNAUDITED (CONTINUED)

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN Amro, Inc.	$1,300,000,000	5.00%	10/02/2006	$1,300,541,667

Barclays Capital PLC	1,200,000,000	5.00	10/02/2006	1,200,500,000

Credit Suisse First Boston LLC	250,000,000	4.95	10/02/2006	250,103,125

Deutsche Bank Securities, Inc.	300,000,000	5.00	10/02/2006	300,125,000

Greenwich Capital Markets	250,000,000	5.00	10/02/2006	250,104,167

JP Morgan Securities, Inc.	493,400,000	5.00	10/02/2006	493,605,583

Merrill Lynch	250,000,000	5.00	10/02/2006	250,104,167

Morgan Stanley & Co.	500,000,000	5.00	10/02/2006	500,208,333

UBS Securities LLC	500,000,000	5.00	10/02/2006	500,208,333

TOTAL	$5,043,400,000			$5,045,500,375

At September 30, 2006, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 10/05/2006 to 03/29/2007; U.S. Treasury Bonds, 10.37% to 14.00%, due 11/15/2006 to 05/15/2016; U.S. Treasury Bonds Callable, 0.00%, due 1/15/2014; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 08/15/2010 to 08/15/2015; U.S. Treasury Notes, 2.75% to 7.50%, due 10/15/2006 to 11/15/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 4.88%, due 11/15/2006 to 05/15/2016. The aggregate market value of the collateral, including accrued interest, was $5,144,289,570.

At September 30, 2006, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Financial Square Prime Obligations	$4,920,000,000

Financial Square Money Market	2,800,000,000

Financial Square Government	2,734,000,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,500,000,000	5.37%	10/02/2006	$3,501,566,250

Barclays Capital, Inc.	3,500,000,000	5.37	10/02/2006	3,501,566,250

Bear Stearns	500,000,000	5.35	10/02/2006	500,222,917

Credit Suisse First Boston LLC	250,000,000	5.35	10/02/2006	250,111,458

Deutsche Bank Securities, Inc.	650,200,000	5.37	10/02/2006	650,490,965

Greenwich Capital Markets	300,000,000	5.37	10/02/2006	300,134,250

Morgan Stanley & Co.	1,550,000,000	5.36	10/02/2006	1,550,692,333

UBS Securities LLC	1,775,000,000	5.37	10/02/2006	1,775,794,312

UBS Securities LLC	275,000,000	5.40	10/02/2006	275,123,750

Wachovia Bank	250,000,000	5.37	10/02/2006	250,111,875

TOTAL	$12,550,200,000			$12,555,814,360

At September 30, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 6.63%, due 10/12/2006 to 05/18/2016; Federal Home Loan Mortgage Association, 0.00% to 9.50%, due 10/02/2006 to 10/01/2036; Federal National Mortgage Association, 0.00% to 11.50%, due 10/02/2006 to 10/01/2036; Government National Mortgage Association, 4.50% to 9.00%, due 04/15/2007 to 09/20/2036 and U.S. Treasury Bonds, 4.36% to 6.79% due 01/05/2007 to 06/15/2015. The aggregate market value of the collateral, including accrued interest, was $13,453,445,137.

Additional information regarding the Funds are available in the Funds’ most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 29, 2006

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.